As filed with the Securities and Exchange Commission on July 1, 2004

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-8291

                             ISI STRATEGY FUND, INC.
                         535 Madison Avenue, 30th Floor
                            New York, New York 10022
                                 (212) 446-5600

                           R. Alan Medaugh, President
                         535 Madison Avenue, 30th Floor
                               New York, NY 10022
                                 (212) 446-5600

                    Date of fiscal year end: October 31, 2004

                    Date of reporting period: April 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     ISI
        INTERNATIONAL STRATEGY & INVESTMENT

                              SEMI - ANNUAL REPORT
                                 APRIL 30, 2004

                                  TOTAL RETURN
                                  US TREASURY
                                      FUND

                               MANAGED MUNICIPAL
                                      FUND

                                 NORTH AMERICAN
                                GOVERNMENT BOND
                                      FUND

                                  ISI STRATEGY
                                      FUND

ISI FUNDS SEMI-ANNUAL REPORT - TABLE OF CONTENTS

Investment Advisor's Message................................   1
Performance Comparisons.....................................   2
Schedules of Investments....................................   6
Statements of Assets and Liabilities........................  20
Statements of Operations....................................  22
Statements of Changes in Net Assets.........................  24
Financial Highlights........................................  28
Notes to Financial Statements...............................  33

INVESTMENT ADVISOR'S MESSAGE

Dear Shareholder:

    I am pleased to present the semi-annual report to shareholders for the ISI Funds. This report covers the six-month reporting period ended April 30, 2004. For this period, the Total Return US Treasury Fund, Inc. ('Total Return') produced a +0.39% return; Managed Municipal Fund, Inc. ('Managed Municipal') produced a +0.04% return; North American Government Bond Fund, Inc. ('North American') produced a -0.52% return in its Class A Shares and a -0.86% return in its Class C Shares; and ISI Strategy Fund, Inc. ('Strategy') produced a +4.42% return. These figures assume the reinvestment of dividends and capital gain distributions and exclude the impact of any sales charges.

DESCRIPTION OF FUND OBJECTIVES

    Total Return, Managed Municipal, North American and Strategy, (each a 'Fund' and collectively, the 'Funds') are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

    ISI manages all four Funds for total return through active management. Total Return's investment objective is to achieve a high level of total return with relative stability of principal, and secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is designed to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is designed to maximize total return through a combination of long-term growth of capital and current income.

    We would like to welcome new investors to the ISI Funds and thank those who have been with us for some time. We appreciate your confidence.

Sincerely,

/s/ R. Alan Medaugh

R. Alan Medaugh
President
May 7, 2004

TOTAL RETURN US TREASURY FUND - ISI SHARES PERFORMANCE COMPARISON(1) (PERFORMANCE GRAPH)

                                     TOTAL RETURN US                                   LEHMAN BROTHERS      LEHMAN BROTHERS LONG-
                                   TREASURY FUND - ISI        LEHMAN BROTHERS       INTERMEDIATE TREASURY   TERM TREASURY INDEX:
DATE                                 SHARES: $18,733      TREASURY INDEX: $19,809      INDEX: $18,704              $22,929
----                               -------------------    -----------------------   ---------------------   ---------------------
4/30/1994                                  9700                    10000                    10000                   10000
                                           9670                     9988                    10007                    9934
                                           9622                     9965                    10009                    9840
                                           9829                    10147                    10139                   10173
                                           9812                    10149                    10169                   10098
                                           9639                    10007                    10085                    9780
                                           9632                    10001                    10088                    9746
                                           9625                     9981                    10042                    9804
                                           9712                    10042                    10075                    9955
                                           9895                    10228                    10238                   10210
                                          10111                    10446                    10434                   10500
                                          10157                    10512                    10491                   10590
4/30/1995                                 10289                    10649                    10612                   10779
                                          10854                    11080                    10911                   11606
                                          10944                    11167                    10984                   11741
                                          10838                    11126                    10989                   11554
                                          10995                    11255                    11077                   11810
                                          11131                    11362                    11151                   12027
                                          11367                    11538                    11275                   12364
                                          11583                    11717                    11413                   12673
                                          11810                    11885                    11527                   13010
                                          11825                    11959                    11626                   13011
                                          11435                    11715                    11502                   12382
                                          11256                    11613                    11445                   12135
4/30/1996                                 11121                    11543                    11412                   11932
                                          11090                    11520                    11406                   11870
                                          11256                    11666                    11520                   12123
                                          11271                    11694                    11555                   12127
                                          11181                    11670                    11569                   11976
                                          11409                    11861                    11717                   12307
                                          11758                    12122                    11909                   12791
                                          12072                    12332                    12052                   13217
                                          11835                    12205                    11986                   12897
                                          11791                    12217                    12031                   12805
                                          11782                    12232                    12048                   12811
                                          11602                    12100                    11977                   12483
4/30/1997                                 11778                    12274                    12112                   12784
                                          11893                    12380                    12206                   12927
                                          12071                    12518                    12309                   13177
                                          12574                    12877                    12540                   13951
                                          12340                    12746                    12490                   13562
                                          12558                    12940                    12626                   13936
                                          12816                    13165                    12774                   14405
                                          12909                    13234                    12804                   14597
                                          13092                    13373                    12908                   14841
                                          13290                    13578                    13082                   15143
                                          13229                    13538                    13064                   15035
                                          13259                    13575                    13103                   15066
4/30/1998                                 13289                    13635                    13165                   15122
                                          13477                    13777                    13257                   15411
                                          13693                    13936                    13346                   15769
                                          13670                    13957                    13398                   15703
                                          14210                    14337                    13663                   16412
                                          14617                    14736                    13992                   17012
                                          14418                    14689                    14021                   16755
                                          14517                    14686                    13968                   16884
                                          14506                    14714                    14021                   16849
                                          14595                    14800                    14082                   17000
                                          14091                    14422                    13877                   16164
                                          14096                    14477                    13969                   16127
4/30/1999                                 14143                    14512                    14008                   16150
                                          13975                    14376                    13919                   15896
                                          13878                    14346                    13945                   15728
                                          13825                    14334                    13958                   15652
                                          13771                    14336                    13986                   15591
                                          13878                    14446                    14095                   15706
                                          13868                    14462                    14113                   15716
                                          13798                    14434                    14119                   15609
                                          13683                    14338                    14079                   15376
                                          13838                    14376                    14041                   15595
                                          14129                    14592                    14150                   16066
                                          14497                    14882                    14331                   16615
4/30/2000                                 14456                    14835                    14321                   16482
                                          14414                    14857                    14381                   16423
                                          14650                    15108                    14588                   16778
                                          14841                    15264                    14687                   17067
                                          15111                    15488                    14840                   17456
                                          14990                    15500                    14954                   17245
                                          15184                    15651                    15053                   17514
                                          15521                    15972                    15271                   18067
                                          15845                    16277                    15524                   18492
                                          15882                    16409                    15708                   18524
                                          16112                    16607                    15853                   18841
                                          16068                    16661                    15978                   18746
4/30/2001                                 15748                    16454                    15914                   18236
                                          15785                    16505                    15980                   18259
                                          15840                    16593                    16038                   18416
                                          16308                    17007                    16329                   19102
                                          16579                    17233                    16470                   19510
                                          16701                    17506                    16811                   19656
                                          17245                    17991                    17066                   20622
                                          16675                    17546                    16873                   19641
                                          16510                    17375                    16792                   19271
                                          16618                    17470                    16838                   19457
                                          16726                    17649                    16977                   19748
                                          16334                    17225                    16717                   18949
4/30/2002                                 16756                    17653                    17016                   19669
                                          16829                    17752                    17133                   19731
                                          17114                    18003                    17342                   20085
                                          17540                    18429                    17688                   20704
                                          18057                    18828                    17874                   21608
                                          18540                    19335                    18217                   22509
                                          18241                    19121                    18183                   21862
                                          18065                    18932                    18014                   21620
                                          18500                    19424                    18349                   22506
                                          18432                    19365                    18297                   22430
                                          18762                    19698                    18494                   23109
                                          18656                    19616                    18493                   22818
4/30/2003                                 18751                    19707                    18530                   23050
                                          19343                    20276                    18818                   24346
                                          19217                    20152                    18788                   23975
                                          18351                    19266                    18376                   21830
                                          18448                    19381                    18402                   22179
                                          18955                    19965                    18783                   23333
                                          18659                    19661                    18600                   22684
                                          18701                    19685                    18595                   22794
                                          18831                    19859                    18736                   23065
                                          18992                    20029                    18828                   23461
                                          19222                    20277                    19003                   23928
                                          19375                    20467                    19137                   24291
4/30/2004                                 18733                    19809                    18704                   22929

                                        Cumulative Total Returns With Load                 Annualized Total Returns With Load
   Periods Ending                                                          Since                                        Since
   April 30, 2004              6 Months   1 Year   5 Years   10 Years   Inception(2)   1 Year   5 Years   10 Years   Inception(2)
   Total Return US Treasury
    Fund - ISI Shares           -2.65%    -3.13%    28.42%    87.33%       206.20%     -3.13%    5.13%      6.48%        7.38%
   Lehman Brothers Treasury
    Index(3)                     0.75%     0.51%    36.50%    98.09%       234.12%      0.51%    6.42%      7.07%        8.01%
   Lehman Brothers
    Intermediate Treasury
    Index(3)                     0.56%     0.94%    33.52%    87.04%       204.02%      0.94%    5.95%      6.46%        7.36%
   Lehman Brothers Long-Term
    Treasury Index(3)            1.08%    -0.53%    41.97%   129.29%       326.77%     -0.53%    7.26%      8.65%        9.71%

--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Distribution of the Fund's capital gains and non-US Treasury income may be subject to state and local taxes. Management is not aware of any single index that is truly representative of the Fund since its active maturity management policy allows the manager to adjust the weighted average maturity throughout each US Treasury sector. Currently the Fund's weighted average maturity is approximately 8.0 years.
(2) The Fund's inception date is August 10, 1988. Benchmark returns are for the periods beginning August 31, 1988.
(3) The Lehman Brothers Treasury Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market. The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. The Lehman Brothers Long-Term Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the long-term Treasury sector. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.

MANAGED MUNICIPAL FUND - ISI SHARES PERFORMANCE COMPARISON(1)
(PERFORMANCE GRAPH)

                                       MANAGED MUNICIPAL       LEHMAN BROTHERS         LEHMAN BROTHERS
                                       FUND - ISI SHARES:     GENERAL OBLIGATION    PREREFUNDED MUNICIPAL   CONSUMER PRICE INDEX:
                                            $16,638             INDEX: $18,423       BOND INDEX: $16,892           $12,754
                                       ------------------     ------------------    ---------------------   ---------------------
4/30/1994                                     9700                  10000                   10000                   10000
                                              9807                  10078                   10034                   10007
                                              9726                  10017                   10033                   10041
                                              9884                  10174                   10166                   10068
                                              9908                  10217                   10233                   10109
                                              9711                  10074                   10157                   10136
                                              9512                   9929                   10075                   10143
                                              9333                   9773                    9931                   10156
                                              9603                   9946                   10084                   10156
                                              9895                  10182                   10233                   10197
                                             10228                  10451                   10479                   10238
                                             10303                  10592                   10553                   10271
4/30/1995                                    10268                  10600                   10608                   10305
                                             10665                  10915                   10851                   10326
                                             10519                  10841                   10879                   10346
                                             10625                  10967                   10995                   10346
                                             10722                  11106                   11068                   10373
                                             10768                  11177                   11068                   10394
                                             10979                  11305                   11138                   10427
                                             11170                  11464                   11260                   10421
                                             11310                  11555                   11328                   10414
                                             11389                  11667                   11457                   10475
                                             11268                  11613                   11415                   10509
                                             11053                  11484                   11302                   10563
4/30/1996                                    11006                  11444                   11308                   10604
                                             10969                  11426                   11306                   10624
                                             11103                  11541                   11353                   10631
                                             11237                  11651                   11457                   10651
                                             11188                  11650                   11454                   10672
                                             11345                  11793                   11560                   10706
                                             11491                  11931                   11650                   10740
                                             11693                  12153                   11793                   10760
                                             11617                  12104                   11765                   10760
                                             11617                  12137                   11808                   10794
                                             11700                  12247                   11901                   10828
                                             11539                  12089                   11771                   10855
4/30/1997                                    11634                  12183                   11810                   10868
                                             11807                  12365                   11978                   10862
                                             11937                  12499                   12058                   10875
                                             12292                  12822                   12262                   10889
                                             12117                  12708                   12204                   10909
                                             12282                  12853                   12308                   10936
                                             12345                  12924                   12357                   10963
                                             12397                  12985                   12384                   10957
                                             12593                  13169                   12491                   10943
                                             12721                  13305                   12600                   10963
                                             12692                  13315                   12635                   10984
                                             12698                  13327                   12632                   11004
4/30/1998                                    12621                  13257                   12593                   11024
                                             12851                  13475                   12750                   11045
                                             12881                  13524                   12795                   11058
                                             12899                  13556                   12843                   11072
                                             13132                  13770                   12981                   11086
                                             13294                  13955                   13088                   11099
                                             13276                  13958                   13137                   11126
                                             13306                  14004                   13178                   11126
                                             13355                  14048                   13200                   11119
                                             13514                  14233                   13343                   11147
                                             13422                  14160                   13343                   11160
                                             13404                  14166                   13341                   11194
4/30/1999                                    13447                  14205                   13379                   11276
                                             13310                  14126                   13331                   11276
                                             13099                  13918                   13215                   11276
                                             13149                  13974                   13294                   11309
                                             13011                  13892                   13294                   11337
                                             12948                  13904                   13337                   11391
                                             12797                  13783                   13323                   11411
                                             12962                  13923                   13389                   11418
                                             12847                  13836                   13353                   11418
                                             12757                  13785                   13370                   11452
                                             12963                  13922                   13423                   11520
                                             13285                  14202                   13538                   11615
4/30/2000                                    13156                  14130                   13530                   11622
                                             13065                  14055                   13531                   11635
                                             13443                  14416                   13726                   11696
                                             13639                  14606                   13848                   11723
                                             13823                  14815                   13971                   11723
                                             13704                  14740                   13958                   11784
                                             13877                  14895                   14045                   11805
                                             14010                  14999                   14116                   11811
                                             14424                  15353                   14314                   11805
                                             14491                  15520                   14516                   11879
                                             14544                  15567                   14570                   11927
                                             14652                  15704                   14674                   11954
4/30/2001                                    14436                  15541                   14606                   12001
                                             14585                  15698                   14747                   12056
                                             14694                  15796                   14825                   12076
                                             14900                  16020                   14968                   12042
                                             15134                  16279                   15151                   12042
                                             15037                  16243                   15208                   12096
                                             15231                  16409                   15344                   12056
                                             15092                  16265                   15240                   12035
                                             14994                  16134                   15174                   11988
                                             15192                  16399                   15395                   12015
                                             15375                  16599                   15562                   12062
                                             15063                  16282                   15246                   12130
4/30/2002                                    15320                  16618                   15537                   12198
                                             15434                  16709                   15635                   12198
                                             15549                  16896                   15793                   12205
                                             15736                  17105                   15964                   12219
                                             15952                  17300                   16101                   12259
                                             16286                  17650                   16333                   12280
                                             16009                  17364                   16142                   12300
                                             15936                  17279                   16090                   12300
                                             16303                  17618                   16422                   12273
                                             16215                  17588                   16402                   12327
                                             16436                  17830                   16587                   12422
                                             16451                  17865                   16561                   12497
4/30/2003                                    16570                  17980                   16645                   12470
                                             16883                  18377                   16924                   12449
                                             16734                  18288                   16876                   12463
                                             16102                  17681                   16484                   12476
                                             16283                  17845                   16581                   12524
                                             16738                  18357                   16946                   12565
                                             16631                  18234                   16861                   12551
                                             16799                  18384                   16940                   12517
                                             16937                  18514                   17036                   12503
                                             16937                  18606                   17098                   12565
                                             17239                  18898                   17308                   12632
                                             17094                  18848                   17209                   12714
4/30/2004                                    16638                  18423                   16892                   12754

                                                         Cumulative Total Returns With Load      Annualized Total Returns With Load
   Periods Ending                                                                    Since                                    Since
   April 30, 2004                           6 Months 1 Year  5 Years  10 Years Inception(2)   1 Year  5 Years  10 Years Inception(2)
   Managed Municipal Fund - ISI Shares        -2.99%  -2.58%  19.98%    66.38%     121.33%     -2.58%   3.71%    5.22%       5.77%
   Lehman Brothers General Obligation
    Index(3)                                   1.04%   2.46%  29.69%    84.23%     154.33%      2.46%   5.34%    6.30%       6.81%
   Lehman Brothers Prerefunded Municipal Bond
    Index(3)                                   0.19%   1.48%  26.25%    68.92%     127.96%      1.48%   4.77%    5.38%       5.99%
   Consumer Price Index(4)                     1.61%   2.29%  13.12%    27.54%      46.88%      2.29%   2.50%    2.46%       2.75%


--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. For certain investors, a portion of the Fund's income may be subject to federal alternative minimum tax. Distribution of the Fund's income and capital gains may be subject to state and local taxes.
(2) The Fund's inception date is February 26, 1990. Benchmark returns are for the periods beginning February 28, 1990.
(3) The Lehman Brothers General Obligation Index is an unmanaged index reflecting general municipal market performance. The Lehman Brothers Prerefunded Municipal Bond Index, an unmanaged index, is a subcomponent of the main Lehman Brothers Municipal Bond Index, and contains only bonds from the main index that have been prerefunded or escrowed to maturity. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
(4)  The Consumer Price Index is a widely used measure of inflation.

NORTH AMERICAN GOVERNMENT BOND FUND - ISI CLASS A SHARES PERFORMANCE
COMPARISON(1)
(PERFORMANCE GRAPH)

                                      NORTH AMERICAN                                  LEHMAN BROTHERS
                                   GOVERNMENT BOND FUND       LEHMAN BROTHERS        EMERGING AMERICAS
                                   -ISI CLASS A SHARES:    INTERMEDIATE TREASURY   INDEX: MEXICO SECTION:   CONSUMER PRICE INDEX:
                                          $17,799             INDEX: $18,704              $29,908                  $12,754
                                   --------------------    ---------------------   ----------------------   ---------------------
4/30/1994                                   9700                   10000                    10000                   10000
                                            9632                   10007                    10389                   10007
                                            9549                   10009                    10056                   10041
                                            9643                   10139                    10333                   10068
                                            9811                   10169                    10605                   10109
                                            9769                   10085                    10500                   10136
                                            9706                   10088                    10444                   10143
                                            9727                   10042                    10539                   10156
                                            8929                   10075                     9292                   10156
                                            8822                   10238                     8870                   10197
                                            9029                   10434                     8208                   10238
                                            8887                   10491                     7947                   10271
4/30/1995                                   9186                   10612                     8994                   10305
                                            9576                   10911                     9440                   10326
                                            9699                   10984                    10025                   10346
                                            9687                   10989                    10355                   10346
                                            9836                   11077                    10469                   10373
                                            9973                   11151                    10574                   10394
                                           10020                   11275                    10297                   10427
                                           10137                   11413                    10602                   10421
                                           10325                   11527                    11177                   10414
                                           10408                   11626                    11760                   10475
                                           10075                   11502                    11292                   10509
                                           10040                   11445                    11610                   10563
4/30/1996                                  10016                   11412                    12033                   10604
                                           10065                   11406                    11929                   10624
                                           10188                   11520                    12115                   10631
                                           10250                   11555                    12144                   10651
                                           10273                   11569                    12570                   10672
                                           10536                   11717                    12995                   10706
                                           10851                   11909                    13042                   10740
                                           11167                   12052                    13511                   10760
                                           10964                   11986                    13633                   10760
                                           10964                   12031                    14108                   10794
                                           10976                   12048                    14352                   10828
                                           10833                   11977                    13787                   10855
4/30/1997                                  10978                   12112                    14134                   10868
                                           11123                   12206                    14644                   10862
                                           11283                   12309                    14956                   10875
                                           11794                   12540                    15627                   10889
                                           11605                   12490                    15492                   10909
                                           11850                   12626                    15926                   10936
                                           11960                   12774                    15196                   10963
                                           12070                   12804                    15580                   10957
                                           12279                   12908                    15905                   10943
                                           12391                   13082                    16242                   10963
                                           12363                   13064                    16387                   10984
                                           12420                   13103                    16517                   11004
4/30/1998                                  12477                   13165                    16563                   11024
                                           12549                   13257                    16418                   11045
                                           12694                   13346                    16340                   11058
                                           12708                   13398                    16496                   11072
                                           12928                   13663                    13902                   11086
                                           13240                   13992                    14373                   11099
                                           13150                   14021                    14864                   11126
                                           13270                   13968                    15838                   11126
                                           13315                   14021                    15792                   11119
                                           13361                   14082                    15622                   11147
                                           13051                   13877                    15702                   11160
                                           13161                   13969                    16434                   11194
4/30/1999                                  13271                   14008                    16949                   11276
                                           13049                   13919                    16211                   11276
                                           13066                   13945                    16431                   11276
                                           13049                   13958                    16257                   11309
                                           13033                   13986                    16425                   11337
                                           13132                   14095                    16814                   11391
                                           13116                   14113                    17126                   11411
                                           13149                   14119                    17617                   11418
                                           13099                   14079                    18078                   11418
                                           13200                   14041                    17944                   11452
                                           13471                   14150                    18788                   11520
                                           13795                   14331                    19284                   11615
4/30/2000                                  13726                   14321                    19020                   11622
                                           13709                   14381                    18650                   11635
                                           13865                   14588                    19384                   11696
                                           14094                   14687                    19853                   11723
                                           14324                   14840                    20351                   11723
                                           14270                   14954                    20399                   11784
                                           14378                   15053                    20197                   11805
                                           14687                   15271                    20504                   11811
                                           14943                   15524                    20807                   11805
                                           15017                   15708                    21196                   11879
                                           15202                   15853                    21046                   11927
                                           15277                   15978                    21133                   11954
4/30/2001                                  15164                   15914                    21258                   12001
                                           15258                   15980                    21747                   12056
                                           15353                   16038                    22179                   12076
                                           15681                   16329                    22227                   12042
                                           15914                   16470                    22680                   12042
                                           15935                   16811                    22112                   12096
                                           16485                   17066                    22988                   12056
                                           16069                   16873                    23095                   12035
                                           15969                   16792                    23408                   11988
                                           16070                   16838                    23781                   12015
                                           16191                   16977                    24514                   12062
                                           15946                   16717                    24145                   12130
4/30/2002                                  16172                   17016                    24698                   12198
                                           16193                   17133                    24711                   12198
                                           16314                   17342                    24315                   12205
                                           16624                   17688                    24043                   12219
                                           17063                   17874                    25056                   12259
                                           17356                   18217                    25009                   12280
                                           17181                   18183                    25522                   12300
                                           17113                   18014                    26068                   12300
                                           17385                   18349                    26769                   12273
                                           17272                   18297                    26643                   12327
                                           17531                   18494                    27168                   12422
                                           17526                   18493                    27689                   12497
4/30/2003                                  17832                   18530                    28658                   12470
                                           18475                   18818                    29532                   12449
                                           18403                   18788                    29421                   12463
                                           17563                   18376                    28175                   12476
                                           17559                   18402                    28497                   12524
                                           18080                   18783                    29628                   12565
                                           17891                   18600                    29297                   12551
                                           17794                   18595                    29421                   12517
                                           17977                   18736                    29824                   12503
                                           18162                   18828                    30135                   12565
                                           18353                   19003                    30754                   12632
                                           18497                   19137                    31341                   12714
4/30/2004                                  17799                   18704                    29908                   12754

                                                         Cumulative Total Returns With Load       Annualized Total Returns With Load
   Periods Ending                                                                  Since                                   Since
   April 30, 2004                            6 Months  1 Year  5 Years 10 Years Inception(2)  1 Year  5 Years  10 Years Inception(2)
   North American Government Bond Fund - ISI
    Class A Shares                            -3.52%   -3.22%  30.10%   77.99%      87.01%     -3.22%   5.40%     5.94%      5.70%
   Lehman Brothers Intermediate Treasury
    Index(3)                                   0.56%    0.94%  33.52%   87.04%      93.74%      0.94%   5.95%     6.46%      6.06%
   Lehman Brothers Emerging Americas Index:
    Mexico Section(3)                          2.09%    4.36%  76.46%  199.08%     217.55%      4.36%  12.03%    11.58%     11.35%
   Consumer Price Index(4)                     1.61%    2.29%  13.12%   27.54%      31.84%      2.29%   2.50%     2.46%      2.49%


--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. On May 16, 2003, ISI Shares were redesignated as ISI Class A Shares.
(2) The Fund's inception date is January 15, 1993. Benchmark returns are for the periods beginning January 31, 1993.
(3) The Lehman Brothers Intermediate Treasury Index is an unmanaged index reflecting the performance of US Treasury securities in the intermediate-term Treasury sector. Lehman Brothers Emerging Americas Index:
     Mexico Section is an unmanaged sub-index of the Lehman Brothers Emerging Markets Index reflecting the performance of selected Mexican debt instruments with maturities of one year or more. The performance information in the graph and table above is quoted in US dollars. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
(4)  The Consumer Price Index is a widely used measure of inflation.

ISI STRATEGY FUND - ISI SHARES PERFORMANCE COMPARISON(1)
(PERFORMANCE GRAPH)

                               ISI STRATEGY FUND - ISI   WILSHIRE 5000 STOCK    CONSUMER PRICE INDEX:   LIPPER FLEXIBLE PORTFOLIO
                                   SHARES: $12,788          INDEX: $12,870             $11,662           FUNDS AVERAGE: $13,094
                               -----------------------   -------------------    ---------------------   -------------------------
9/16/1997                                9700                   10000                   10000                     10000
                                         9719                   10000                   10000                     10000
                                         9554                    9667                   10025                      9776
                                         9767                    9983                   10019                      9937
                                         9933                   10168                   10006                     10070
                                        10020                   10223                   10025                     10137
                                        10459                   10967                   10043                     10599
                                        10810                   11516                   10062                     10957
4/30/1998                               10878                   11653                   10081                     11046
                                        10761                   11343                   10099                     10919
                                        11044                   11741                   10112                     11132
                                        10887                   11483                   10124                     10986
                                         9992                    9695                   10137                      9874
                                        10483                   10328                   10149                     10265
                                        10888                   11097                   10174                     10722
                                        11337                   11796                   10174                     11138
                                        11776                   12550                   10168                     11553
                                        12079                   13012                   10192                     11756
                                        11634                   12540                   10205                     11431
                                        11937                   13024                   10236                     11737
4/30/1999                               12301                   13648                   10310                     12113
                                        12068                   13350                   10310                     11912
                                        12443                   14041                   10310                     12304
                                        12148                   13590                   10341                     12112
                                        12046                   13464                   10366                     12025
                                        11863                   13112                   10416                     11896
                                        12282                   13946                   10434                     12270
                                        12496                   14413                   10440                     12531
                                        12953                   15507                   10440                     13155
                                        12649                   14864                   10472                     12810
                                        12869                   15196                   10534                     13055
                                        13498                   16099                   10620                     13637
4/30/2000                               13056                   15260                   10627                     13318
                                        12804                   14727                   10639                     13116
                                        13183                   15377                   10695                     13438
                                        13098                   15063                   10720                     13322
                                        13734                   16157                   10720                     13931
                                        13289                   15403                   10775                     13568
                                        13205                   15076                   10794                     13475
                                        12491                   13576                   10800                     12904
                                        12735                   13818                   10794                     13201
                                        13063                   14347                   10862                     13452
                                        12340                   12986                   10906                     12779
                                        11865                   12112                   10931                     12251
4/30/2001                               12299                   13109                   10974                     12823
                                        12379                   13239                   11024                     12897
                                        12254                   13018                   11042                     12677
                                        12259                   12803                   11011                     12622
                                        11814                   12028                   11011                     12199
                                        11107                   10947                   11061                     11501
                                        11416                   11226                   11024                     11733
                                        11874                   12084                   11005                     12210
                                        12006                   12301                   10962                     12318
                                        11903                   12149                   10986                     12168
                                        11765                   11899                   11030                     12026
                                        12087                   12420                   11092                     12342
4/30/2002                               11814                   11813                   11154                     12041
                                        11768                   11674                   11154                     11983
                                        11193                   10854                   11160                     11383
                                        10618                    9978                   11173                     10768
                                        10745                   10036                   11210                     10861
                                        10041                    9029                   11228                     10161
                                        10515                    9720                   11247                     10599
                                        10885                   10306                   11247                     11000
                                        10500                    9735                   11222                     10682
                                        10291                    9490                   11272                     10530
                                        10221                    9329                   11359                     10435
                                        10326                    9435                   11427                     10471
4/30/2003                               10932                   10208                   11402                     11048
                                        11479                   10832                   11383                     11585
                                        11569                   10992                   11396                     11706
                                        11592                   11257                   11408                     11774
                                        11849                   11527                   11452                     11995
                                        11779                   11400                   11489                     12014
                                        12246                   12096                   11476                     12478
                                        12363                   12265                   11445                     12639
                                        12722                   12816                   11433                     13112
                                        12956                   13101                   11489                     13307
                                        13120                   13292                   11551                     13492
                                        13046                   13149                   11625                     13444
4/30/2004                               12788                   12870                   11662                     13094

                                                                                                     Annualized Total Returns
                                                         Cumulative Total Returns With Load                  With Load
   Periods Ending                                                                     Since                             Since
   April 30, 2004                                    6 Months   1 Year   5 Years   Inception(2)   1 Year   5 Years   Inception(2)
   ISI Strategy Fund - ISI Shares                     1.33%     13.48%     0.80%      27.88%      13.48%    0.16%        3.79%
   Wilshire 5000 Stock Index(3)                       6.40%     26.07%    -5.71%      28.70%      26.07%   -1.17%        3.91%
   Consumer Price Index(4)                            1.61%      2.29%    13.12%      16.62%       2.29%    2.50%        2.36%
   Lipper Flexible Portfolio Funds Average(5)         4.29%     17.01%     8.34%      30.94%      17.01%    1.36%        3.98%

--------------------------------------------------------------------------------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance information presented in the graph and table above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All performance assumes the reinvestment of dividends and capital gain distributions and includes the Fund's maximum 3.00% sales charge. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.
(2) The Fund's inception date is September 16, 1997. Benchmark returns are for the periods beginning September 30, 1997.
(3) The Wilshire 5000 Stock Index is an unmanaged index that represents the broadest measure of the US equity market. Benchmark returns do not reflect expenses or sales charges that have been deducted from the Fund's returns.
(4)  The Consumer Price Index is a widely used measure of inflation.
(5) Lipper figures represent the average total returns by all the mutual funds designated by Lipper, Inc. as falling into the category indicated.

TOTAL RETURN US TREASURY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004

                                              INTEREST      MATURITY          PAR             MARKET
SECURITY                                        RATE          DATE           VALUE            VALUE
-----------------------------------------------------------------------------------------------------------
US TREASURY OBLIGATIONS - 97.33%
  US Treasury Bond                            10.375%       11/15/12      $14,250,000      $ 17,683,359
  US Treasury Bond                             7.500%       11/15/24        4,000,000         5,086,875
  US Treasury Bond                             7.625%        2/15/25       11,500,000        14,811,641
  US Treasury Bond                             6.000%        2/15/26       11,500,000        12,432,578
  US Treasury Bond                             6.375%        8/15/27       28,000,000        31,701,250
  US Treasury Note                             3.250%        5/31/04       56,000,000        56,096,250
  US Treasury Note                             1.875%       11/30/05       19,000,000        18,946,563
  US Treasury Note                             3.000%        2/15/08       15,000,000        14,892,187
  US Treasury Note                             5.500%        5/15/09       25,000,000        27,171,875
                                                                                           ------------

       TOTAL US TREASURY OBLIGATIONS
            (COST $206,374,492)......................................................       198,822,578
                                                                                           ------------

  REPURCHASE AGREEMENT - 1.60%
       JP MORGAN CHASE & CO.
          Dated 4/30/04, 0.750%, principal and interest in the amount of $3,256,204 due 5/3/04, collateralized by US Treasury Bond, par value of $2,675,000,
          due 4/15/32 with a value of $3,321,526.....................................         3,256,000
                                                                                           ------------

       TOTAL REPURCHASE AGREEMENT
            (COST $3,256,000)........................................................         3,256,000
                                                                                           ------------

TOTAL INVESTMENTS - 98.93%
            (COST $209,630,492)......................................................       202,078,578
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.07%........................................         2,190,858
                                                                                           ------------
NET ASSETS - 100.00%.................................................................      $204,269,436
                                                                                           ============

     6                 See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004

                                                          RATING*
                                                         (MOODY'S/      PAR          MARKET
SECURITY                                                   S&P)        VALUE         VALUE
--------------------------------------------------------------------------------------------------
  MUNICIPAL BONDS - 96.01%
  GENERAL OBLIGATIONS - 64.62%
  Alexandria, VA, Capital Improvement
     4.250%, 6/15/21....................................  Aaa/AAA    $3,300,000   $  3,147,408
  Arlington County, VA
     5.000%, 10/1/14....................................  Aaa/AAA     2,000,000      2,126,860
     4.500%, 1/15/28....................................  Aaa/AAA     4,500,000      4,215,375
  Cary, NC
     5.000%, 3/1/18.....................................  Aaa/AAA     2,000,000      2,113,780
  Charlotte, NC
     5.000%, 2/1/19.....................................  Aaa/AAA     2,300,000      2,401,752
  Chesterfield County, VA
     5.625%, 1/15/14....................................  Aaa/AAA     1,350,000      1,520,923
     5.000%, 1/15/20....................................  Aaa/AAA     1,000,000      1,025,170
  Dallas, TX
     4.000%, 2/15/16....................................  Aa1/AA+     2,450,000      2,350,653
     4.500%, 2/15/23....................................  Aa1/AA+     3,500,000      3,306,485
  Delaware State, Series A
     4.200%, 1/1/20.....................................  Aaa/AAA     1,675,000      1,601,937
  Dupage County, IL, Jail Project
     5.600%, 1/1/21.....................................  Aaa/AAA     1,600,000      1,777,808
  Florida State, Board of Education, Public Education
     Capital Outlay, Series A
     5.125%, 6/1/21.....................................  Aa2/AA+     1,000,000      1,033,540
  Florida State, Board of Education, Public Education,
     Series I
     4.125%, 6/1/21.....................................  Aa2/AA+     3,000,000      2,758,710
  Georgia State, Series B
     5.000%, 7/1/19.....................................  Aaa/AAA     5,000,000      5,189,300
  Georgia State, Series D
     5.000%, 10/1/17....................................  Aaa/AAA     1,850,000      1,942,556
  Guilford County, NC, Series B
     5.250%, 10/1/16....................................  Aa1/AAA     3,000,000      3,236,490
  King County, WA, Series G
     5.000%, 12/1/17....................................  Aa1/AA+     2,565,000      2,648,439

                       See Notes to Financial Statements.                 7

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004

                                                          RATING*
                                                         (MOODY'S/      PAR          MARKET
SECURITY                                                   S&P)        VALUE         VALUE
--------------------------------------------------------------------------------------------------
  Mecklenburg County, NC, Series A
     4.250%, 2/1/19.....................................  Aaa/AAA    $2,000,000   $  1,934,880
     4.000%, 2/1/20.....................................  Aaa/AAA     3,000,000      2,794,890
  Minneapolis, MN, Series B
     5.200%, 3/1/13.....................................  Aa1/AAA     3,200,000      3,343,136
  Minnesota State
     5.500%, 6/1/18.....................................  Aa1/AAA     2,000,000      2,180,740
  Missouri State, Fourth State Building, Series A
     4.125%, 10/1/19....................................  Aaa/AAA     2,000,000      1,913,960
     5.000%, 6/1/23.....................................  Aaa/AAA     2,000,000      2,019,020
  Montgomery County, MD, Series A
     4.000%, 5/1/21.....................................  Aaa/AAA     2,450,000      2,241,848
     5.000%, 2/1/22.....................................  Aaa/AAA     2,750,000      2,847,515
  North Carolina State, Public School Building
     4.600%, 4/1/17.....................................  Aa1/AAA     5,000,000      5,129,850
  Salt Lake City, UT, School District, Series A
     4.500%, 3/1/20.....................................   Aaa/NR     2,240,000      2,181,670
  South Carolina State, Highway, Series B
     5.000%, 4/1/19.....................................  Aaa/AAA     1,000,000      1,043,460
  South Carolina State, State Institutional Series A
     5.300%, 3/1/17.....................................  Aaa/AAA     1,700,000      1,828,112
  Spring Branch, TX, Independent School District
     5.125%, 2/1/26.....................................  Aaa/AAA     2,000,000      2,015,960
  Virginia State
     5.250%, 6/1/16.....................................  Aaa/AAA     1,320,000      1,420,360
  Washington State, Series E
     5.000%, 7/1/22.....................................   Aa1/AA     2,000,000      2,016,180
                                                                                  ------------
                                                                                    77,308,767
                                                                                  ------------
  OTHER REVENUE - 13.32%
  Cobb County, GA, Water & Sewer Revenue
     4.250%, 7/1/20.....................................  Aaa/AAA     4,700,000      4,495,456
  Fairfax County, VA, Water Authority Water Revenue
     5.000%, 4/1/27.....................................  Aa1/AAA     3,500,000      3,538,640
  Gwinnett County, GA, Water & Sewer Authority
     5.300%, 8/1/20.....................................  Aaa/AAA     1,250,000      1,331,600
     5.250%, 8/1/24.....................................  Aaa/AAA     1,500,000      1,553,295

     8                 See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004

                                                          RATING*
                                                         (MOODY'S/      PAR          MARKET
SECURITY                                                   S&P)        VALUE         VALUE
--------------------------------------------------------------------------------------------------
  Gwinnett County, GA, Water & Sewer Authority, Series B
     4.750%, 8/1/21.....................................  Aaa/AAA    $2,000,000   $  2,017,020
  Texas, Water Development Board Revenue
     4.750%, 7/15/20....................................  Aaa/AAA     3,000,000      3,006,030
                                                                                  ------------
                                                                                    15,942,041
                                                                                  ------------
  PREREFUNDED ISSUES - 18.07%
  Arlington, TX, Independent School District
     5.750%, 2/15/21....................................   Aaa/NR     3,535,000      3,659,149
  Charlotte, NC, Water & Sewer System Revenue
     5.250%, 6/1/24.....................................  Aa1/AAA     1,600,000      1,784,848
  Chicago, IL, Metropolitan Water Reclamation
     District-Greater Chicago Capital Improvement
     6.300%, 12/1/09....................................  Aaa/AA+     1,000,000      1,073,150
  Dallas, TX
     5.000%, 2/15/10....................................  Aa1/AA+     1,750,000      1,800,873
  Delaware State, Series A
     5.125%, 4/1/16.....................................  Aaa/AAA     2,150,000      2,284,031
     5.500%, 4/1/19.....................................  Aaa/AAA     2,500,000      2,805,625
  Florida State, Transportation
     5.800%, 7/1/18.....................................  Aa2/AAA     2,000,000      2,121,960
  South Carolina State, Highway, Series B
     5.650%, 7/1/21.....................................  Aaa/AAA     1,260,000      1,385,105
  Tennessee State, Series A
     5.500%, 3/1/09.....................................   Aa2/AA     1,535,000      1,588,525
  Tennessee State, Series A
     5.550%, 3/1/10.....................................   Aa2/AA     1,000,000      1,035,290
  Texas State, Series A
     6.000%, 10/1/14....................................   Aaa/AA     2,000,000      2,085,320
                                                                                  ------------
                                                                                    21,623,876
                                                                                  ------------
TOTAL MUNICIPAL BONDS
          (COST $111,648,096)..................................................    114,874,684
                                                                                  ------------

                       See Notes to Financial Statements.                 9

MANAGED MUNICIPAL FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004

                                                                                    MARKET
ISSUER                                                                              VALUE
-------------------------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS - 3.28%

     JP MORGAN CHASE & CO.
       Dated 4/30/04, 0.750%, principal and interest in the amount of
      $3,923,245
       due 5/3/04, collateralized by US Treasury Note, par value of
      $4,000,000,
       due 1/15/14 with a value of $4,003,251.................................   $  3,923,000
                                                                                 ------------

     TOTAL REPURCHASE AGREEMENT
          (COST $3,923,000)...................................................      3,923,000
                                                                                 ------------
TOTAL INVESTMENTS - 99.29%
          (COST $115,571,096).................................................    118,797,684
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.71%.................................        844,975
                                                                                 ------------
NET ASSETS - 100.00%..........................................................   $119,642,659
                                                                                 ============

--------------------------------------------------------------------------------
*The Moody's and Standard & Poor's ratings indicated are believed to be the most recent ratings available as of April 30, 2004. Moody's Municipal Bond Ratings:

    Aaa     Judged to be of the best quality.
    Aa      Judged to be of high quality by all standards. Issues are
            sometimes denoted with a 1, 2 or 3, which denote a high,
            medium or low ranking within the rating.

S & P Municipal Bond Ratings:

    AAA     Of the highest quality.
    AA      The second strongest capacity for payment of debt services.
            Those issues determined to possess very strong safety
            characteristics are denoted with a plus (+) sign.
    NR      Not Rated.

     10                See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004

                                           INTEREST   MATURITY    PAR/NOMINAL       MARKET
                SECURITY                     RATE       DATE       VALUE(1)         VALUE
---------------------------------------------------------------------------------------------
CANADIAN SECURITIES - 7.20%
Canadian Government Bond                    4.500%      9/1/07    C 14,800,000   $ 11,191,381
Canadian Government Bond                    6.000%      6/1/11       8,500,000      6,815,676
                                                                                 ------------

     TOTAL CANADIAN SECURITIES
          (COST $15,747,640)..................................................     18,007,057
                                                                                 ------------

MEXICAN SECURITIES - 20.08%
Mexican Bono(2)                            14.000%      9/2/04   P 120,484,000     10,826,908
Mexican Bono(2)                            14.500%     5/12/05      71,387,700      6,753,040
Mexican Bono(2)                            10.500%     8/24/06      52,868,200      4,947,092
Mexican Bono(2)                             8.000%    12/28/06      30,686,400      2,730,487
Mexican Bono(2)                             9.000%      7/9/09      77,131,000      7,039,937
Mexican Bono(2)                            10.500%     7/14/11     160,487,300     15,198,138
Mexican Bono(2)                             9.000%    12/20/12      31,470,000      2,715,738
                                                                                 ------------

     TOTAL MEXICAN SECURITIES
          (COST $55,011,568)..................................................     50,211,340
                                                                                 ------------

US SECURITIES - 70.39%
US Treasury Bond                            7.625%     2/15/25    $ 10,100,000     13,008,484
US Treasury Bond                            6.000%     2/15/26      11,500,000     12,432,578
US Treasury Bond                            6.375%     8/15/27      22,100,000     25,021,344
US Treasury Note                            3.250%     5/31/04      42,000,000     42,072,188
US Treasury Note                            1.875%    11/30/05      28,000,000     27,921,250
US Treasury Note                            2.375%     8/15/06       2,000,000      1,994,062
US Treasury Note                            3.000%     2/15/08      16,100,000     15,984,281
US Treasury Note                            3.250%     8/15/08       5,500,000      5,465,625
US Treasury Note                            3.125%     9/15/08       2,000,000      1,973,125
US Treasury Note                            5.000%     2/15/11      19,500,000     20,569,453
US Treasury Note                            4.250%     8/15/13       9,750,000      9,585,469
                                                                                 ------------

     TOTAL US SECURITIES
          (COST $184,802,163).................................................    176,027,859
                                                                                 ------------

                       See Notes to Financial Statements.                 11

NORTH AMERICAN GOVERNMENT BOND FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004


                                                                                    MARKET
                SECURITY                                                            VALUE
---------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 1.75%
  JP MORGAN CHASE & CO.
     Dated 4/30/04, 0.750%, principal and interest in the amount of $4,377,274 due 5/3/04, collateralized by US Treasury Note, par value of $4,465,000,
     due 1/15/14 with a value of $4,468,629...................................   $  4,377,000
                                                                                 ------------
  TOTAL REPURCHASE AGREEMENT
       (COST $4,377,000)......................................................      4,377,000
                                                                                 ------------
TOTAL INVESTMENTS - 99.42%
       (COST $259,938,371)....................................................    248,623,256
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.58%.................................      1,448,860
                                                                                 ------------
NET ASSETS - 100.00%..........................................................   $250,072,116
                                                                                 ============

--------------------------------------------------------------------------------
(1) Par Value is shown in local currency: Canadian dollars (C), Mexican pesos
(P) and US dollars ($).
(2) Bonos are fixed rate, local currency-denominated coupon bonds issued by the Mexican government.

     12                See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004

                                                 MARKET                                                         MARKET
             SECURITY                SHARES       VALUE                     SECURITY                SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 68.78%                                           BIOTECHNOLOGY - 1.40%
BASIC MATERIALS - 3.11%                                         Caremark Rx, Inc.+                     6,431   $   217,689
Air Products & Chemicals, Inc.           250   $    12,453      Invitrogen Corp.+                      5,000       361,150
Alcoa, Inc.                              712        21,894                                                     -----------
Allegheny Technologies, Inc.           1,300        13,286                                                         578,839
Archer-Daniels-Midland Co.             6,000       105,360                                                     -----------
Bowater, Inc.                            100         4,195      BUSINESS SERVICES - 0.14%
Buckeye Technologies, Inc.+            3,400        35,700      CCC Information Services+                548         8,823
Caraustar Industries, Inc.+            2,400        30,360      Cendant Corp.                            190         4,499
Central Garden & Pet Co.+              5,000       192,550      ServiceMaster Co.                      1,100        13,343
Cleveland-Cliffs, Inc.+                  450        21,321      United Rentals, Inc.+                  1,325        22,790
Corn Products International, Inc.      1,500        63,750      Weight Watchers International,
Crown Holdings, Inc.+                  4,600        38,824        Inc.+                                  160         6,240
Dow Chemical Co.                         592        23,496                                                     -----------
Du Pont (E.I.) de Nemours & Co.        3,206       137,698                                                          55,695
FMC Corp.+                             2,100        90,069                                                     -----------
Glaims Gold Ltd.+                      5,100        73,440      CAPITAL GOODS - 3.52%
Lafarge North America, Inc.              200         8,850      3M Co.                                 1,262       109,138
Monsanto Co.                             282         9,754      AGCO Corp.+                            3,100        59,675
Nucor Corp.                              100         5,940      Amerco, Inc.+                          3,300        92,829
OM Group, Inc.+                        3,000        76,350      American Standard Cos., Inc.+            300        31,557
Owens-Illinois, Inc.+                  2,900        40,484      Avery Dennison Corp.                     100         6,423
Playtex Products, Inc.+                  700         5,187      Aviall, Inc.+                          2,100        34,755
Potlatch Corp.                         2,800       106,064      Boeing Co.                               730        31,164
PPG Industries, Inc.                     200        11,862      Caterpillar, Inc.                        510        39,642
Praxair, Inc.                            300        10,965      Clarcor, Inc.                            100         4,402
Quanex Corp.                             300        12,240      Deere & Co.                              200        13,608
Rohm & Haas Co.                          273        10,587      Emerson Electric Co.                     460        27,701
Smurfit-Stone Container Corp.+         1,900        32,661      General Electric Co.                   4,414       132,199
Sonoco Products Co.                      270         6,712      Harsco Corp.                              97         4,222
Temple-Inland, Inc.                      100         6,177      Illinois Tool Works, Inc.                690        59,485
UnionBanCal Corp.                        200        10,686      Johnson Controls, Inc.                 1,220        66,929
United States Steel Corp.                516        14,773      Kennametal, Inc.                       1,600        69,056
Valspar Corp.                            100         4,965      Lockheed Martin Corp.                    200         9,540
Vulcan Materials Co.                     100         4,624      Manitowoc Co.                          5,000       152,050
Weyerhaeuser Co.                         350        20,720      Mastec, Inc.+                            700         5,131
Worthington Industries, Inc.           1,000        18,050      Navistar International Corp.+          5,000       225,750
                                               -----------      Orbital Sciences Corp.+                2,000        25,760
                                                 1,282,047      Pitney Bowes, Inc.                       429        18,769
                                               -----------      Raytheon Co.                             200         6,452
                                                                Solectron Corp.+                       8,800        43,120
                                                                Teleflex, Inc.                           100         4,565
                                                                Terex Corp.+                           2,700        88,695
                                                                Textron, Inc.                            200        11,036
                                                                United Stationers, Inc.+                 600        22,800

                       See Notes to Financial Statements.                 13

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004

                                                 MARKET                                                          MARKET
             SECURITY                SHARES       VALUE                      SECURITY                SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                    CONSUMER STAPLES - 5.22%
CAPITAL GOODS (CONTINUED)                                       Altria Group, Inc.                     2,171   $   120,230
URS Corp.+                             1,430   $    36,937      AMC Entertainment, Inc.+               5,000        79,750
York International Corp.                 500        19,600      Anheuser-Busch Cos., Inc.              3,202       164,070
                                               -----------      Bunge Ltd.                             1,400        51,870
                                                 1,452,990      Cablevision Systems Corp.+             3,325        72,585
                                               -----------      Cardinal Health, Inc.                    416        30,472
CONSUMER CYCLICALS - 8.55%                                      Clear Channel Communications, Inc.        85         3,527
Black & Decker Corp.                     100         5,785      Clorox Co.                               268        13,877
Brunswick Corp.                          271        11,141      Coca-Cola Co.                          5,612       283,799
Carnival Corp.                           196         8,363      Colgate Palmolive Co.                    820        47,462
Centex Corp.                           5,400       258,930      ConAgra Foods, Inc.                      469        13,549
Dow Jones & Co., Inc.                    100         4,609      COX Communications, Inc. - Class A+      701        22,916
Eagle Materials, Inc.                      8           526      Dean Foods Co.+                        5,000       167,900
Ford Motor Co.                        10,800       165,888      Eastman Kodak Co.                      5,570       143,650
General Motors Corp.                   2,545       120,684      Echostar Communications
Genesis Intermedia, Inc.+*               600             -        Corp. - Class A+                       100         3,319
Genuine Parts Co.                      1,450        51,910      Entercom Communications Corp.+           260        11,856
Harley-Davidson, Inc.                    300        16,896      Fortune Brands, Inc.                      38         2,897
Harrah's Entertainment, Inc.             200        10,636      Kimberly-Clark Corp.                     214        14,006
KB Home                                  200        13,786      Liberty Media Corp. - Class A+         7,580        82,925
Knight-Ridder, Inc.                      169        13,087      PepsiCo, Inc.                          2,711       147,722
Lear Corp.                               300        18,186      Procter & Gamble Co.                   3,772       398,889
Lee Enterprises, Inc.                    100         4,778      Sara Lee Corp.                           300         6,924
Lennar Corp. - Class A                   400        18,740      Sysco Corp.                              670        25,627
Marriott International,                                         Time Warner, Inc.+                     4,250        71,485
  Inc. - Class A                         300        14,148      Univision Communications,
Masco Corp.                              210         5,882        Inc. - Class A+                      1,402        47,458
McClatchy Co. - Class A                  150        10,650      Viacom, Inc. - Class B                 1,566        60,526
McGraw-Hill Cos., Inc.                   300        23,658      Walt Disney Co.                        2,385        54,927
Meredith Corp.                           100         5,094      Yum! Brands, Inc.+                       180         6,982
Mohawk Industries, Inc.+                 150        11,571                                                     -----------
Nike, Inc. - Class B                     350        25,182                                                       2,151,200
NVR, Inc.+                             5,000     2,255,000                                                     -----------
Pulte Homes, Inc.                        394        19,373      ENERGY - 5.63%
Scholastic Corp.+                        600        17,016      ChevronTexaco Corp.                    5,214       477,081
Scripps (E.W.) Co. - Class A             300        31,665      ConocoPhillips                         4,325       308,372
V.F. Corp.                               200         9,232      Devon Energy Corp.                     5,136       314,323
Washington Post Co. - Class B             36        33,120      Exxon Mobil Corp.                     14,663       623,911
Whirlpool Corp.                        5,200       340,652      Marathon Oil Corp.                     4,500       151,020
                                               -----------      Sunoco, Inc.                           1,513        95,168
                                                 3,526,188      Valero Energy Corp.                    5,500       350,680
                                               -----------                                                     -----------
                                                                                                                 2,320,555
                                                                                                               -----------

     14                See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004

                                                 MARKET                                                          MARKET
             SECURITY                SHARES       VALUE                      SECURITY                SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                    La Quinta Corp.+                       2,800   $    20,132
FINANCE - 10.69%                                                Legg Mason, Inc.                         200        18,412
Affiliated Managers Group+               600   $    29,220      Lehman Brothers Holdings, Inc.           400        29,360
Aflac, Inc.                              560        23,649      Liberty Property Trust                   100         3,655
Alliance Capital Management Holding                             Lincoln National Corp.                   100         4,488
  LP                                     100         3,335      LNR Property Corp.                     1,700        85,374
AMBAC Financial Group, Inc.              250        17,250      M & T Bank Corp.                         512        43,520
American Capital Strategies Ltd.       1,889        49,586      Marsh & McLennan Cos., Inc.            1,525        68,777
American Express Co.                   1,825        89,334      MBIA, Inc.                               150         8,833
Associated Banc Corp.                    121         4,955      MBNA, Inc.                             1,475        35,960
AvalonBay Communities, Inc.              100         4,963      Mellon Financial Corp.                   210         6,224
Bank of America Corp.                  6,992       562,786      Mercantile Bankshares Corp.              100         4,292
Bank of Hawaii Corp.                   1,855        81,101      Mercury General Corp.                    100         5,099
Bank of New York Co., Inc.               670        19,524      Merrill Lynch & Co., Inc.              1,120        60,738
BB&T Corp.                             1,391        47,976      Metlife, Inc.                            648        22,356
Bear Stearns Cos. Inc.                   220        17,631      MGIC Investment Corp.                    153        11,264
Boston Properties, Inc.                  100         4,700      Moody's Corp.                          3,907       252,041
Capital One Financial Corp.              150         9,829      Morgan Stanley                         2,481       127,499
Charter One Financial, Inc.              160         5,339      National City Corp.                      710        24,616
Chubb Corp.                              400        27,600      New Century Financial                  1,868        79,259
Citigroup, Inc.                        7,702       370,389      North Fork Bancorp., Inc.                150         5,568
City National Corp.                      100         6,165      Northern Trust Corp.                     300        12,684
Comerica, Inc.                           250        12,907      Old Republic International Corp.         150         3,483
Commerce Bancorp, Inc./NJ                870        49,599      PNC Financial Services Group, Inc.       460        24,426
Commerce Bancshares, Inc.                132         5,927      Popular, Inc.                            100         4,200
Countrywide Financial Corp.              399        23,661      Progressive Corp.                        910        79,643
Equity Office Properties Trust           344         8,658      Prudential Financial, Inc.             1,450        63,713
Equity Residential                       200         5,492      Public Storage, Inc.                     186         7,773
Fannie Mae                             5,652       388,405      Radian Group, Inc.                       200         9,302
Fidelity National Financial, Inc.        520        19,032      Regions Financial Corp.                  200         6,942
Financial Federal Corp.+                 812        25,416      Rouse Co.                                100         4,330
First Horizon National Corp.             100         4,396      SEI Investments, Co.                   1,000        29,520
Franklin Resources, Inc.                 300        16,449      Simon Property Group, Inc.               100         4,821
Freddie Mac                            1,060        61,904      SLM Corp.                              1,250        47,888
Golden West Financial Corp.              300        31,533      St. Paul Travelers Cos., Inc.            100         4,067
Greenpoint Financial Corp.               225         8,775      State Street Corp.                       300        14,640
Health Care Property Investors,                                 Student Loan Corp.                       710       100,536
  Inc.                                   200         4,780      SunTrust Banks, Inc.                     602        40,966
Host Marriott Corp.+                   5,200        61,880      T. Rowe Price Group, Inc.                100         5,128
iStar Financial, Inc.                    100         3,554      TCF Financial Corp.                      100         4,955
J.P. Morgan Chase & Co.                2,580        97,008      Torchmark Corp.                          200        10,408
Jefferson-Pilot Corp.                    225        11,158      Transatlantic Holdings, Inc.             820        73,390
KeyCorp                                  310         9,207
Kimco Realty Corp.                     3,450       147,453


                       See Notes to Financial Statements.                 15

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004

                                                 MARKET                                                          MARKET
             SECURITY                SHARES       VALUE                      SECURITY                SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                    Johnson & Johnson                      6,006   $   324,504
FINANCE (CONTINUED)                                             Manor Care, Inc.                         460        14,922
Union Planters Corp.                     300   $     8,340      Medco Health Solutions, Inc.+          2,180        77,172
UnumProvident Corp.                    1,438        22,361      Medtronic, Inc.                        2,670       134,728
US Bancorp                             2,473        63,408      Merck & Co., Inc.                     13,043       613,021
Valley National Bancorp                  456        11,780      Mylan Laboratories, Inc.                 262         6,002
Wachovia Corp.                         1,867        85,415      Oxford Health Plans, Inc.              1,180        64,239
Washington Mutual, Inc.                1,084        42,699      Pacificare Health Systems, Inc.+       2,000        71,520
Wells Fargo & Co.                      3,286       185,528      Pfizer, Inc.                          13,263       474,285
Westamerica Bancorp                      100         4,860      Pharmaceutical Resources, Inc.+          700        28,210
White Mountains Insurance Group                                 Renal Care Group, Inc.+                  100         4,948
  Ltd.                                    25        12,875      Respironics, Inc.+                       100         5,241
Wilmington Trust Corp.                   200         6,954      Schering-Plough Corp.                    100         1,673
WSFS Financial Corp.                   2,350       113,881      St. Jude Medical, Inc.+                  820        62,533
Zions Bancorp                            100         5,652      Stryker Corp.                            300        29,679
                                               -----------      UnitedHealth Group, Inc.               1,599        98,307
                                                 4,406,561      Watson Pharmaceuticals, Inc.+            100         3,561
                                               -----------      Wellpoint Health Networks, Inc.+         870        97,170
HEALTH CARE - 12.13%                                            Wyeth                                  8,630       328,544
Abbott Laboratories                    9,335       410,927                                                     -----------
Adolor Corp.+                          2,100        33,747                                                       5,000,204
Aetna, Inc.                            7,600       628,900                                                     -----------
Allergan, Inc.                           210        18,491      INFORMATION SERVICES - 1.76%
American Medical Service Group,                                 Alltel Corp.                             377        18,978
  Inc.+                                2,300        58,880      AT&T Corp.                             5,900       101,185
Bausch & Lomb, Inc.                      100         6,283      BellSouth Corp.                          780        20,132
Baxter International, Inc.               500        15,825      Commonwealth Telephone Enterprises,
Beckman Coulter, Inc.                    100         5,584        Inc.+                                5,000       208,300
Becton Dickinson & Co.                   200        10,110      Nextel Communications, Inc. - Class
Beverly Enterprises, Inc.+             4,000        23,800        A+                                     430        10,260
Biomet, Inc.                             275        10,863      Nextel Partners, Inc. - Class A+       5,200        69,420
Boston Scientific Corp.+               1,540        63,433      Powerwave Technologies, Inc.+          7,400        50,098
Bristol-Myers Squibb Co.               3,805        95,506      Sprint Corp. - FON Group               1,500        26,835
C.R. Bard, Inc.                          210        22,317      Verizon Communications, Inc.           5,888       222,213
Cigna Corp.                            8,700       561,237                                                     -----------
Dentsply International, Inc.             150         7,269                                                         727,421
Edwards Lifesciences Corp.+              380        13,095                                                     -----------
Eli Lilly & Co.                        2,396       176,849      INTERNET - 7.74%
Express Scripts, Inc.+                   400        30,936      3Com Corp.+                           14,400        88,704
Forest Laboratories, Inc.+             1,596       102,910      Amazon.Com, Inc.+                      6,642       288,661
Guidant Corp.                          1,155        72,777      Ameritrade Holding Corp.+              9,200       112,608
HCA, Inc.                              2,560       104,013      Cisco Systems, Inc.+                  31,157       650,247
Health Net, Inc.+                      1,820        46,301      Citrix Systems, Inc.+                  6,800       129,540
Henry Schein, Inc.+                      150        10,570      E*Trade Financial Corp.+               9,200       104,512
Humana, Inc.+                          1,800        29,322      eBay, Inc.+                           12,020       959,436


     16                See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004

                                                 MARKET                                                          MARKET
             SECURITY                SHARES       VALUE                      SECURITY                SHARES       VALUE
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCK                                                    Analog Devices, Inc.                     200   $     8,520
INTERNET (CONTINUED)                                            Applera Corp. - Celera Genomics
Intuit, Inc.+                          6,817   $   289,518        Group+                               1,340        15,799
Juniper Networks, Inc.+                3,000        65,640      Applied Materials, Inc.+               3,630        66,175
Level 3 Communications, Inc.+         11,900        33,677      Asyst Technologies, Inc.+                100           661
Netbank, Inc.                          1,059        11,427      Corning, Inc.+                         1,645        18,144
Network Associates, Inc.+              6,500       101,920      Dell, Inc.+                            4,691       162,825
Sun Microsystems, Inc.+               18,165        70,843      Flir Systems, Inc.+                      200         9,382
VeriSign, Inc.+                        6,400       103,232      IBM                                    3,422       301,718
Yahoo!, Inc.+                          3,618       182,564      Integrated Circuit Systems, Inc.+        210         4,975
                                               -----------      Intel Corp.                           10,874       279,788
                                                 3,192,529      Iron Mountain, Inc.+                     229        10,422
                                               -----------      KLA-Tencor Corp.+                        200         8,334
RETAIL - 2.92%                                                  Linear Technology Corp.                1,361        48,492
Albertson's, Inc.                      4,676       109,231      Maxtor Corp.+                          2,700        17,577
Autonation, Inc.+                        234         3,983      Microsoft Corp.                       20,946       543,968
Autozone, Inc.+                          100         8,757      Motorola, Inc.                         4,970        90,703
Bed Bath & Beyond, Inc.+                 200         7,424      Oracle Corp.+                         10,181       114,231
Best Buy Co., Inc.                       304        16,492      Photronics, Inc.+                        100         1,489
Costco Wholesale Corp.                   660        24,717      QLogic Corp.+                            352         9,500
CVS Corp.                                272        10,507      Qualcomm, Inc.                         2,344       146,406
Footstar, Inc.+                          400         1,942      SoftBrands, Inc.+                         45            50
Gap, Inc.                              1,912        42,083      Texas Instruments, Inc.                5,615       140,936
Home Depot, Inc.                       1,520        53,489      Vitesse Semiconductor Corp.+           1,700         7,276
Ingram Micro, Inc.+                    2,700        32,265      Xerox Corp.+                           1,745        23,435
Kroger Co.+                            4,810        84,175      Xilinx, Inc.                           1,000        33,630
Lowe's Cos., Inc.                      1,134        59,036                                                     -----------
May Department Stores Co.                255         7,854                                                       2,110,373
Office Depot, Inc.+                      100         1,751                                                     -----------
RadioShack Corp.                         300         9,228      TRANSPORTATION - 0.27%
Saks, Inc.                               380         5,472      ExpressJet Holdings, Inc. - Class
Sears Roebuck & Co.                    4,810       192,641        A+                                   1,500        19,080
Target Corp.                           1,198        51,957      Ryder Systems, Inc.                    1,900        69,901
TJX Cos., Inc.                           200         4,914      United Parcel Service, Inc. - Class
Walgreen Co.                           1,525        52,582        B                                      300        21,045
Wal-Mart Stores, Inc.                  7,466       425,562                                                     -----------
                                               -----------                                                         110,026
                                                 1,206,062                                                     -----------
                                               -----------      UTILITIES - 0.58%
TECHNOLOGY - 5.12%                                              American Electric Power Co., Inc.      3,550       108,062
Agilent Technologies, Inc.+              205         5,537      FirstEnergy Corp.                        200         7,820
Amkor Technology, Inc.+                5,000        40,400      NiSource, Inc.                         2,200        44,352
                                                                PPL Corp.                                 93         3,985


                       See Notes to Financial Statements.                 17

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004

                                                 MARKET
             SECURITY                SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCK
UTILITIES (CONTINUED)
Public Service Enterprise Group,
  Inc.                                   293   $    12,570
Xcel Energy, Inc.                      3,800        63,574
                                               -----------
                                                   240,363
                                               -----------
TOTAL COMMON STOCK
  (COST $24,921,405)                            28,361,053
                                               -----------
RIGHTS - 0.00%
Seagate* (Cost $0)                       300             -
                                               -----------
WARRANTS - 0.00%
Citigroup, Inc.                          100            98
MasoTech*                                200             -
Tokheim Corp.                            500             4
                                               -----------
TOTAL WARRANTS
  (COST $8,690)                                        102
                                               -----------

     18                See Notes to Financial Statements.

ISI STRATEGY FUND

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2004

                                             INTEREST       MATURITY          PAR             MARKET
               SECURITY                        RATE           DATE           VALUE             VALUE
-------------------------------------------------------------------------------------------------------
US TREASURY SECURITIES - 11.41%
US Treasury Bond                              9.250%        2/15/16        $1,000,000       $ 1,400,156
US Treasury Bond                              8.750%        5/15/17         1,500,000         2,051,016
US Treasury Note                              5.500%        5/15/09           250,000           271,719
US Treasury Note                              4.250%        8/15/13         1,000,000           983,125
                                                                                            -----------
  TOTAL US TREASURY SECURITIES
     (COST $4,564,243)...............................................................         4,706,016
                                                                                            -----------
REPURCHASE AGREEMENT - 19.49%
  JP MORGAN CHASE & CO.
     Dated 4/30/04, 0.750%, principal and interest in the amount of $8,039,502 due 5/3/04, collateralized by US Treasury Obligations, par value of $8,142,000,
     due 1/15/14 to 4/15/32 with a value of $8,200,407...............................         8,039,000
                                                                                            -----------
  TOTAL REPURCHASE AGREEMENT
     (COST $8,039,000)...............................................................         8,039,000
                                                                                            -----------
TOTAL INVESTMENTS IN SECURITIES - 99.68%
     (COST $37,533,338)..............................................................        41,106,171
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.32%........................................           133,025
                                                                                            -----------
NET ASSETS - 100.00%.................................................................       $41,239,196
                                                                                            ===========

--------------------------------------------------------------------------------

+ Non-income producing security.
* Security fair valued in good faith under procedures established by and under the general supervision of the Fund's Board of Directors.

                       See Notes to Financial Statements.                 19

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2004

                                                              TOTAL RETURN US      MANAGED
                                                               TREASURY FUND    MUNICIPAL FUND
----------------------------------------------------------------------------------------------
ASSETS:
  Investments:
    In securities, at market value
       (cost $206,374,492 and $111,648,096, respectively)...   $198,822,578      $114,874,684
    Repurchase agreement
       (cost $3,256,000 and $3,923,000, respectively).......      3,256,000         3,923,000
  Cash......................................................            586               527
  Receivables:
    Capital shares sold.....................................        165,513                 -
    Interest................................................      3,159,043         1,349,572
  Prepaid expenses..........................................         18,894            18,502
                                                               ------------      ------------
  Total assets..............................................    205,422,614       120,166,285
                                                               ------------      ------------
LIABILITIES:
  Payables:
    Capital shares redeemed.................................        186,235                 -
    Dividends...............................................        814,116           405,356
  Accrued Liabilities:
    Investment advisory fees................................         38,815            40,017
    Distribution fees.......................................         43,013            25,010
    Accrued expenses and other..............................         70,999            53,243
                                                               ------------      ------------
  Total liabilities.........................................      1,153,178           523,626
                                                               ------------      ------------
Net assets..................................................   $204,269,436      $119,642,659
                                                               ============      ============
COMPONENTS OF NET ASSETS:
  Paid in capital...........................................   $215,229,333      $117,216,561
  Distributions in excess of net investment income..........     (3,686,801)         (834,289)
  Accumulated net realized gain from investment
    transactions............................................        278,818            33,799
  Net unrealized appreciation/(depreciation) on
    investments.............................................     (7,551,914)        3,226,588
                                                               ------------      ------------
Net assets..................................................   $204,269,436      $119,642,659
                                                               ============      ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ISI Shares (115,000,000 and 55,000,000 shares authorized,
    respectively)...........................................     21,727,960        11,209,778
                                                               ------------      ------------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  ISI Shares (net assets / shares of beneficial interest
    outstanding)............................................   $       9.40      $      10.67
                                                               ------------      ------------
MAXIMUM OFFERING PRICE PER SHARE
  ISI Shares ($9.40 / 0.97 and $10.67 / 0.97,
    respectively)...........................................   $       9.69      $      11.00
                                                               ------------      ------------

     20                See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2004

                                                              NORTH AMERICAN
                                                                GOVERNMENT
                                                                BOND FUND      ISI STRATEGY FUND
------------------------------------------------------------------------------------------------
ASSETS:
  Investments:
    In securities, at market value (cost $255,561,371 and
      $29,494,338, respectively)............................   $244,246,256       $33,067,171
    Repurchase agreement (cost $4,377,000 and $8,039,000,
      respectively).........................................      4,377,000         8,039,000
  Cash......................................................            800               375
  Receivables:
    Capital shares sold.....................................         53,894            75,269
    Interest and dividends..................................      3,572,985           121,499
  Prepaid expenses..........................................         43,638            10,493
                                                               ------------       -----------
  Total assets..............................................    252,294,573        41,313,807
                                                               ------------       -----------
LIABILITIES:
  Payables:
    Capital shares redeemed.................................        595,548             2,024
    Dividends...............................................      1,349,374                 -
  Accrued Liabilities:
    Investment advisory fees................................         84,856            12,666
    Distribution fees.......................................         90,072             8,537
    Shareholder servicing fees..............................          3,726                 -
    Accrued expenses and other..............................         98,881            51,384
                                                               ------------       -----------
  Total liabilities.........................................      2,222,457            74,611
                                                               ------------       -----------
Net assets..................................................   $250,072,116       $41,239,196
                                                               ============       ===========
COMPONENTS OF NET ASSETS:
  Paid in capital...........................................   $269,148,465       $40,458,894
  Undistributed (distributions in excess of) net investment
    income..................................................     (6,638,875)           14,602
  Accumulated net realized loss from investment and foreign
    currency transactions...................................     (1,072,010)       (2,807,133)
  Net unrealized appreciation/(depreciation) on investments
    and foreign currencies..................................    (11,365,464)        3,572,833
                                                               ------------       -----------
Net assets..................................................   $250,072,116       $41,239,196
                                                               ============       ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
  ISI Class A Shares (50,000,000 shares authorized).........     31,623,784                 -
                                                               ------------       -----------
  ISI Class C Shares (5,000,000 shares authorized)..........      2,412,077                 -
                                                               ------------       -----------
  ISI Shares (25,000,000 shares authorized).................              -         3,776,003
                                                               ------------       -----------
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
  (net assets / shares of beneficial interest outstanding)
  ISI Class A Shares (based on net assets of
    $232,369,684)...........................................   $       7.35       $         -
                                                               ------------       -----------
  ISI Class C Shares (based on net assets of $17,702,432)...   $       7.34       $         -
                                                               ------------       -----------
  ISI Shares................................................   $          -       $     10.92
                                                               ------------       -----------
MAXIMUM OFFERING PRICE PER SHARE
  ISI Class A Shares ($7.35 / 0.97).........................   $       7.58       $         -
                                                               ------------       -----------
  ISI Shares ($10.92 / 0.97)................................   $          -       $     11.26
                                                               ------------       -----------

                       See Notes to Financial Statements.                 21

ISI FUNDS

STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED APRIL 30, 2004

                                                              TOTAL RETURN US          MANAGED
                                                               TREASURY FUND        MUNICIPAL FUND
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest................................................    $ 3,454,466          $ 2,662,231
                                                                -----------          -----------
EXPENSES:
    Investment advisory fees................................        256,493              243,642
    Distribution fees.......................................        275,737              152,276
    Administration fees.....................................         55,147               30,455
    Transfer agent fees.....................................         49,839               20,281
    Custody fees............................................          7,058                4,321
    Professional fees.......................................         36,993               28,815
    Accounting fees.........................................         27,013               27,928
    Printing and shareholder reports........................          8,461                5,604
    Registration fees.......................................         11,988               14,294
    Directors' fees.........................................         11,878                6,503
    Miscellaneous...........................................          9,210                7,560
                                                                -----------          -----------
       Total expenses.......................................        749,817              541,679
                                                                -----------          -----------
    Net investment income...................................      2,704,649            2,120,552
                                                                -----------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain from investment transactions..........        279,013               33,799
    Net change in unrealized appreciation/depreciation on
       investments..........................................     (1,819,017)          (2,203,730)
                                                                -----------          -----------
    Net realized and unrealized gain (loss) on
       investments..........................................     (1,540,004)          (2,169,931)
                                                                -----------          -----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:..........    $ 1,164,645          $   (49,379)
                                                                ===========          ===========

     22                See Notes to Financial Statements.

ISI FUNDS

STATEMENTS OF OPERATIONS (UNAUDITED)     FOR THE SIX MONTHS ENDED APRIL 30, 2004

                                                              NORTH AMERICAN
                                                                GOVERNMENT
                                                                BOND FUND          ISI STRATEGY FUND
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Interest................................................   $ 5,784,385            $  175,017
    Dividend................................................             -               188,159
                                                               -----------            ----------
         Total Income.......................................     5,784,385               363,176
                                                               -----------            ----------
EXPENSES:
    Investment advisory fees................................       539,819                75,671
    Distribution fees:
         ISI Class A Shares.................................       507,843                     -
         ISI Class C Shares.................................        59,954                     -
         ISI Shares.........................................             -                47,294
    Administration fees.....................................        67,477                20,412
    Transfer agent fees:
         ISI Class A Shares.................................        68,838                     -
         ISI Class C Shares.................................         8,262                     -
         ISI Shares.........................................             -                14,380
    Custody fees............................................        40,631                21,828
    Professional fees.......................................        48,040                22,121
    Accounting fees.........................................        38,451                28,923
    Shareholder servicing fees:
         ISI Class C Shares.................................        19,985                     -
    Printing and shareholder reports........................        11,048                 3,939
    Registration fees.......................................        21,295                 8,909
    Directors' fees.........................................        14,595                 1,998
    Miscellaneous...........................................        11,852                 6,328
                                                               -----------            ----------
         Total expenses.....................................     1,458,090               251,803
    Less: fee waiver and/or expense reimbursements..........             -                (7,763)
                                                               -----------            ----------
         Net expenses.......................................     1,458,090               244,040
                                                               -----------            ----------
    Net investment income...................................     4,326,295               119,136
                                                               -----------            ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) from:
         Investment transactions............................    (1,083,388)            1,160,216
         Foreign currency transactions......................        11,408                     -
    Net change in unrealized appreciation/depreciation on
         investments and foreign currencies.................    (4,332,988)              102,775
                                                               -----------            ----------
    Net realized and unrealized gain (loss) on investments
         and foreign currencies.............................    (5,404,968)            1,262,991
                                                               -----------            ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:..........   $(1,078,673)           $1,382,127
                                                               ===========            ==========

                       See Notes to Financial Statements.                 23

TOTAL RETURN US TREASURY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX MONTHS    FOR THE YEAR ENDED
                                                                 ENDED APRIL 30,         OCTOBER 31,
                                                                     2004(1)                 2003
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income...................................       $  2,704,649          $  6,263,843
    Net realized gain on investment transactions............            279,013            13,569,304
    Net change in unrealized appreciation/depreciation on
       investments..........................................         (1,819,017)          (13,632,522)
                                                                   ------------          ------------
    Increase in net assets from operations..................          1,164,645             6,200,625
                                                                   ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income and net realized short-term
       gains................................................         (5,408,656)          (12,426,417)
    Net realized long-term capital gains....................         (7,280,828)                    -
                                                                   ------------          ------------
    Total distributions.....................................        (12,689,484)          (12,426,417)
                                                                   ------------          ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares............................          5,181,738            19,262,461
    Dividend reinvestments..................................          8,211,975             7,616,844
    Cost of shares redeemed.................................        (26,626,050)          (54,554,409)
                                                                   ------------          ------------
    Decrease in net assets from capital share
       transactions.........................................        (13,232,337)          (27,675,104)
                                                                   ------------          ------------
    Total decrease in net assets............................        (24,757,176)          (33,900,896)
NET ASSETS:
    Beginning of period.....................................        229,026,612           262,927,508
                                                                   ------------          ------------
    End of period (including distributions in excess of net
       investment income of $3,686,801 and $982,794,
       respectively)........................................       $204,269,436          $229,026,612
                                                                   ============          ============
SHARE TRANSACTIONS:
    Shares sold.............................................            530,728             1,898,497
    Shares issued to shareholders on reinvestment of
       dividends............................................            847,698               750,559
    Shares redeemed.........................................         (2,747,623)           (5,382,976)
                                                                   ------------          ------------
    Decrease in shares from capital share transactions......         (1,369,197)           (2,733,920)
                                                                   ============          ============

--------------------------------------------------------------------------------
(1) Unaudited.

     24                See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX MONTHS    FOR THE YEAR ENDED
                                                                 ENDED APRIL 30,         OCTOBER 31,
                                                                     2004(1)                 2003
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income...................................       $  2,120,552          $  3,881,685
    Net realized gain on investment transactions............             33,799               458,899
    Net change in unrealized appreciation/depreciation on
       investments..........................................         (2,203,730)             (439,966)
                                                                   ------------          ------------
    Increase (decrease) in net assets from operations.......            (49,379)            3,900,618
                                                                   ------------          ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income and net realized short-term
       gains................................................         (2,560,571)           (4,545,840)
    Net realized long-term capital gains....................                  -              (458,899)
                                                                   ------------          ------------
    Total distributions.....................................         (2,560,571)           (5,004,739)
                                                                   ------------          ------------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares............................         22,079,699            18,611,488
    Dividend reinvestments..................................          1,251,773             2,602,438
    Cost of shares redeemed.................................         (8,156,812)          (16,229,802)
                                                                   ------------          ------------
    Increase in net assets from capital share
       transactions.........................................         15,174,660             4,984,124
                                                                   ------------          ------------
    Total increase in net assets............................         12,564,710             3,880,003
NET ASSETS:
    Beginning of period.....................................        107,077,949           103,197,946
                                                                   ------------          ------------
    End of period (including distributions in excess of net
       investment income of $834,289 and $394,270,
       respectively)........................................       $119,642,659          $107,077,949
                                                                   ============          ============
SHARE TRANSACTIONS:
    Shares sold.............................................          2,008,510             1,688,868
    Shares issued to shareholders on reinvestment of
       dividends............................................            113,561               236,891
    Shares redeemed.........................................           (741,879)           (1,476,733)
                                                                   ------------          ------------
    Increase in shares from capital share transactions......          1,380,192               449,026
                                                                   ============          ============

--------------------------------------------------------------------------------
(1) Unaudited.

                       See Notes to Financial Statements.                 25

NORTH AMERICAN GOVERNMENT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS       FOR THE YEAR ENDED
                                                               ENDED APRIL 30,            OCTOBER 31,
                                                                   2004(1)                    2003
---------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income....................................     $  4,326,295             $  8,320,234
   Net realized gain (loss) on investment and foreign
       currency transactions................................       (1,071,980)              14,360,348
   Net change in unrealized appreciation/depreciation on
       investments and foreign currencies...................       (4,332,988)             (11,632,023)
                                                                 ------------             ------------
   Increase (decrease) in net assets from operations........       (1,078,673)              11,048,559
                                                                 ------------             ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(2)
   Net investment income and net realized short-term capital
       gains:
       ISI Class A Shares...................................       (8,729,000)             (20,717,901)
       ISI Class C Shares...................................         (503,496)                (274,098)
   Net realized long-term capital gains:
       ISI Class A Shares...................................       (2,732,055)                (486,266)
       ISI Class C Shares...................................         (152,251)                  (6,433)
                                                                 ------------             ------------
   Total distributions......................................      (12,116,802)             (21,484,698)
                                                                 ------------             ------------
CAPITAL SHARE TRANSACTIONS:(2)
   Proceeds from sale of shares:
       ISI Class A Shares...................................       17,741,996               66,866,368
       ISI Class C Shares...................................        5,427,459               14,038,549
   Dividend reinvestments:
       ISI Class A Shares...................................        5,822,850               11,214,133
       ISI Class C Shares...................................          317,841                  155,876
   Cost of shares redeemed:
       ISI Class A Shares...................................      (46,639,087)             (57,844,825)
       ISI Class C Shares...................................         (724,175)                (168,139)
                                                                 ------------             ------------
   Increase (decrease) in net assets from capital share
       transactions.........................................      (18,053,116)              34,261,962
                                                                 ------------             ------------
   Total increase (decrease) in net assets..................      (31,248,591)              23,825,823
NET ASSETS:
   Beginning of period......................................      281,320,707              257,494,884
                                                                 ------------             ------------
   End of period (including distributions in excess of net
       investment income of $6,638,375 and $1,732,674,
       respectively)........................................     $250,072,116             $281,320,707
                                                                 ============             ============
SHARE TRANSACTIONS:(2)
   Shares sold:
       ISI Class A Shares...................................        2,310,774                8,402,353
       ISI Class C Shares...................................          709,065                1,758,597
   Shares issued to shareholders on reinvestment of
       dividends:
       ISI Class A Shares...................................          762,151                1,416,957
       ISI Class C Shares...................................           41,650                   19,950
   Shares redeemed:
       ISI Class A Shares...................................       (6,088,592)              (7,262,057)
       ISI Class C Shares...................................          (95,417)                 (21,768)
                                                                 ------------             ------------
   Increase (decrease) in shares from capital share
       transactions:
       ISI Class A Shares...................................       (3,015,667)               2,557,253
                                                                 ============             ============
       ISI Class C Shares...................................          655,298                1,756,779
                                                                 ============             ============

--------------------------------------------------------------------------------
(1) Unaudited.

(2) On May 16, 2003, the Fund commenced the offering of ISI Class C Shares and ISI Shares were redesignated as ISI Class A Shares.

     26                See Notes to Financial Statements.

ISI STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                FOR THE SIX MONTHS    FOR THE YEAR ENDED
                                                                 ENDED APRIL 30,         OCTOBER 31,
                                                                     2004(1)                 2003
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
    Net investment income...................................       $   119,136           $   175,912
    Net realized gain (loss) on investment transactions.....         1,160,216               (75,683)
    Net change in unrealized appreciation/depreciation on
         investments........................................           102,775             3,392,601
                                                                   -----------           -----------
    Increase in net assets from operations..................         1,382,127             3,492,830
                                                                   -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income...................................          (119,286)             (174,119)
                                                                   -----------           -----------
    Total distributions.....................................          (119,286)             (174,119)
                                                                   -----------           -----------
CAPITAL SHARE TRANSACTIONS:
    Proceeds from sale of shares............................        14,915,965            10,757,570
    Dividend reinvestments..................................           102,186               151,755
    Cost of shares redeemed.................................        (5,303,320)           (3,890,270)
                                                                   -----------           -----------
    Increase in net assets from capital share
         transactions.......................................         9,714,831             7,019,055
                                                                   -----------           -----------
    Total increase in net assets............................        10,977,672            10,337,766
NET ASSETS:
    Beginning of period.....................................        30,261,524            19,923,758
                                                                   -----------           -----------
    End of period (including undistributed net investment
         income of $14,602 and $14,752, respectively).......       $41,239,196           $30,261,524
                                                                   ===========           ===========
SHARE TRANSACTIONS:
    Shares sold.............................................         1,368,631             1,088,564
    Shares issued to shareholders on reinvestment of
         dividends..........................................             9,276                16,233
    Shares redeemed.........................................          (485,305)             (415,768)
                                                                   -----------           -----------
    Increase in shares from capital share transactions......           892,602               689,029
                                                                   ===========           ===========

--------------------------------------------------------------------------------
(1) Unaudited.

                       See Notes to Financial Statements.                 27

TOTAL RETURN US TREASURY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
ISI SHARES

                                           SIX MONTHS                 FOR THE YEARS ENDED OCTOBER 31,
                                              ENDED         ----------------------------------------------------
                                        APRIL 30, 2004(1)     2003       2002       2001       2000       1999
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of
         period.......................       $   9.92       $  10.18   $  10.20   $   9.57   $   9.35   $  10.62
                                             --------       --------   --------   --------   --------   --------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
    Net investment income.............           0.10           0.23       0.35       0.45       0.50       0.64
    Net realized and unrealized gain
         (loss) on investments........          (0.06)          0.01       0.20       0.82       0.38      (1.03)
                                             --------       --------   --------   --------   --------   --------
    Total from investment
         operations...................           0.04           0.24       0.55       1.27       0.88      (0.39)
                                             --------       --------   --------   --------   --------   --------
LESS DISTRIBUTIONS:
    Net investment income and
         short-term capital gains.....          (0.24)         (0.50)     (0.53)     (0.45)     (0.50)     (0.71)
    Net realized long-term capital
         gains........................          (0.32)             -      (0.04)         -          -      (0.17)
    Tax return of capital.............              -              -          -      (0.19)     (0.16)         -
                                             --------       --------   --------   --------   --------   --------
    Total distributions...............          (0.56)         (0.50)     (0.57)     (0.64)     (0.66)     (0.88)
                                             --------       --------   --------   --------   --------   --------
    Net asset value, end of period....       $   9.40       $   9.92   $  10.18   $  10.20   $   9.57   $   9.35
                                             ========       ========   ========   ========   ========   ========
TOTAL RETURN(2).......................           0.39%(4)       2.30%      5.78%     13.57%      9.49%     (3.82)%
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period
         (000s).......................       $204,269       $229,027   $262,928   $149,588   $136,728   $151,532
    Ratios to average daily net
         assets:
         Net investment income........           2.47%(3)       2.50%      3.64%      4.51%      5.10%      4.68%
         Expenses.....................           0.68%(3)       0.67%      0.74%      0.78%      0.82%      0.81%
    Portfolio turnover rate...........             18%(4)        125%       129%        61%        15%        77%

--------------------------------------------------------------------------------
(1) Unaudited.
(2) Total return excludes the effect of sales charges.
(3) Annualized.
(4) Not Annualized.

     28                See Notes to Financial Statements.

MANAGED MUNICIPAL FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
ISI SHARES

                                           SIX MONTHS                FOR THE YEARS ENDED OCTOBER 31,
                                              ENDED         -------------------------------------------------
                                        APRIL 30, 2004(1)     2003       2002      2001      2000      1999
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of
         period.......................       $  10.89       $  11.00   $  10.99   $ 10.47   $ 10.12   $ 11.01
                                             --------       --------   --------   -------   -------   -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
    Net investment income.............           0.20           0.40       0.45      0.45      0.47      0.45
    Net realized and unrealized gain
         (loss) on investments........          (0.19)          0.01       0.09      0.55      0.36     (0.83)
                                             --------       --------   --------   -------   -------   -------
    Total from investment
         operations...................           0.01           0.41       0.54      1.00      0.83     (0.38)
                                             --------       --------   --------   -------   -------   -------
LESS DISTRIBUTIONS:
    Net investment income and
         short-term capital gains.....          (0.23)         (0.47)     (0.45)    (0.47)    (0.48)    (0.47)
    Net realized long-term capital
         gains........................             --          (0.05)     (0.08)    (0.01)       --     (0.04)
                                             --------       --------   --------   -------   -------   -------
    Total distributions...............          (0.23)         (0.52)     (0.53)    (0.48)    (0.48)    (0.51)
                                             --------       --------   --------   -------   -------   -------
    Net asset value, end of period....       $  10.67       $  10.89   $  11.00   $ 10.99   $ 10.47   $ 10.12
                                             ========       ========   ========   =======   =======   =======
TOTAL RETURN(2).......................           0.04%(4)       3.89%      5.11%     9.76%     8.44%    (3.61)%
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period
         (000s).......................       $119,643       $107,078   $103,198   $66,105   $65,233   $70,609
    Ratios to average daily net
         assets:
         Net investment income........           3.50%(3)       3.66%      3.92%     4.18%     4.60%     4.23%
         Expenses after waivers and/or
              reimbursements..........           0.90%(3)       0.89%      0.94%     0.93%     0.90%     0.90%
         Expenses before waivers
              and/or reimbursements...           0.90%(3)       0.89%      0.96%     0.99%     1.01%     1.10%
    Portfolio turnover rate...........              1%(4)         11%        11%       21%       22%        8%

--------------------------------------------------------------------------------
(1) Unaudited.
(2) Total return excludes the effect of sales charges.
(3) Annualized.
(4) Not Annualized.

                       See Notes to Financial Statements.                 29

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED) ISI CLASS A SHARES(1)

                                    SIX             FOR THE      APRIL 1,
                                  MONTHS             YEAR          2002
                                   ENDED             ENDED        THROUGH              FOR THE YEARS ENDED MARCH 31,
                                 APRIL 30,        OCTOBER 31,   OCTOBER 31,       ---------------------------------------
                                  2004(2)            2003         2002(3)           2002       2001      2000      1999
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning
         of period.............  $   7.73          $   8.03      $   7.80         $   8.17   $   8.07   $  8.42   $  8.74
                                 --------          --------      --------         --------   --------   -------   -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
    Net investment income......      0.08              0.25          0.18             0.38       0.44      0.49      0.60
    Net realized and unrealized
         gain (loss) on
         investments and
         foreign currency
         transactions..........     (0.12)             0.07          0.41            (0.03)      0.38     (0.12)    (0.09)
                                 --------          --------      --------         --------   --------   -------   -------
    Total from investment
         operations............     (0.04)             0.32          0.59             0.35       0.82      0.37      0.51
                                 --------          --------      --------         --------   --------   -------   -------
LESS DISTRIBUTIONS:
    Net investment income and
         short-term capital
         gains.................     (0.26)            (0.61)        (0.22)           (0.58)     (0.53)    (0.49)    (0.60)
    In excess of net investment
         income................         -                 -             -                -(4)   (0.01)        -         -
    Net realized long-term
         capital gains.........     (0.08)            (0.01)        (0.02)           (0.06)     (0.06)        -     (0.23)
    Tax return of capital......         -                 -         (0.12)           (0.08)     (0.12)    (0.23)        -
                                 --------          --------      --------         --------   --------   -------   -------
    Total distributions........     (0.34)            (0.62)        (0.36)           (0.72)     (0.72)    (0.72)    (0.83)
                                 --------          --------      --------         --------   --------   -------   -------
    Net asset value, end of
         period................  $   7.35          $   7.73      $   8.03         $   7.80   $   8.17   $  8.07   $  8.42
                                 ========          ========      ========         ========   ========   =======   =======
TOTAL RETURN(5)................     (0.52)%(6)         4.14%         7.75%(6)         4.38%     10.74%     4.82%     5.96%
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period
         (000s)................  $232,370          $267,756      $257,495         $220,629   $117,445   $61,697   $55,891
    Ratios to average daily net
         assets:
         Net investment
             income............      3.27%(7)          3.03%         3.84%(7)         4.60%      5.62%     5.59%     5.79%
         Expenses after waivers
             and/or
             reimbursements....      1.04%(7)          1.09%         1.01%(7)         1.13%      1.24%     1.25%     1.25%
         Expenses before
             waivers and/or
             reimbursements....      1.04%(7)          1.09%         1.01%(7)         1.13%      1.24%     1.41%     1.42%
    Portfolio turnover rate....        20%(6)           152%           95%(6)          136%        89%       32%      173%

--------------------------------------------------------------------------------
(1) On May 16, 2003, ISI Shares were designated ISI Class A Shares.
(2) Unaudited.
(3) The Fund changed its fiscal year end from March 31 to October 31.
(4) Less than $0.01 per share.
(5) Total return excludes the effect of sales charges.
(6) Not Annualized.
(7) Annualized.

     30                See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT BOND FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED) ISI CLASS C SHARES

                                                                  SIX MONTHS       MAY 16, 2003(2)
                                                                     ENDED             THROUGH
                                                               APRIL 30, 2004(1)   OCTOBER 31, 2003
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of period....................        $  7.72            $  8.20
                                                                    -------            -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income...................................           0.14               0.17
    Net realized and unrealized gain (loss) on investments
         and foreign currency transactions..................          (0.20)             (0.38)
                                                                    -------            -------
    Total from investment operations........................          (0.06)             (0.21)
                                                                    -------            -------
LESS DISTRIBUTIONS:
    Net investment income and short-term capital gains......          (0.24)             (0.26)
    Net realized long-term capital gains....................          (0.08)             (0.01)
                                                                    -------            -------
    Total distributions.....................................          (0.32)             (0.27)
                                                                    -------            -------
    Net asset value, end of period..........................        $  7.34            $  7.72
                                                                    =======            =======
TOTAL RETURN(3).............................................          (0.86)%(4)         (2.62)%(4)
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period (000s)........................        $17,702            $13,565
    Ratios to average daily net assets:
         Net investment income..............................           2.57%(5)           3.32%(5)
         Expenses after waivers and/or reimbursements.......           1.76%(5)           1.85%(5)
         Expenses before waivers and/or reimbursements......           1.76%(5)           2.12%(5)
    Portfolio turnover rate.................................             20%(4)            152%(4)
---------------------------------------------------------------------------------------------------

(1) Unaudited.
(2) Commencement of operations.
(3) Total return excludes the effect of sales charges.
(4) Not Annualized.
(5) Annualized.

                       See Notes to Financial Statements.                 31

ISI STRATEGY FUND

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED) ISI SHARES

                                    SIX            FOR THE       JUNE 1,
                                  MONTHS            YEAR          2002
                                   ENDED            ENDED        THROUGH              FOR THE YEARS ENDED MAY 31,
                                 APRIL 30,       OCTOBER 31,   OCTOBER 31,       -------------------------------------
                                  2004(1)           2003         2002(2)          2002      2001      2000      1999
----------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning
         of period.............   $ 10.50          $  9.08       $ 10.23         $ 10.89   $ 12.15   $ 11.91   $ 11.00
                                  -------          -------       -------         -------   -------   -------   -------
INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
    Net investment income......      0.03             0.08          0.05            0.12      0.25      0.26      0.21
    Net realized and unrealized
         gain (loss) on
         investments...........      0.42             1.42         (1.14)          (0.66)    (0.62)     0.46      1.10
                                  -------          -------       -------         -------   -------   -------   -------
    Total from investment
         operations............      0.45             1.50         (1.09)          (0.54)    (0.37)     0.72      1.31
                                  -------          -------       -------         -------   -------   -------   -------
LESS DISTRIBUTIONS:
    Net investment income and
         short-term capital
         gains.................     (0.03)           (0.08)        (0.06)          (0.12)    (0.27)    (0.24)    (0.21)
    Net realized long-term
         capital gains.........        --               --            --              --     (0.62)    (0.24)    (0.19)
                                  -------          -------       -------         -------   -------   -------   -------
    Total distributions........     (0.03)           (0.08)        (0.06)          (0.12)    (0.89)    (0.48)    (0.40)
                                  -------          -------       -------         -------   -------   -------   -------
    Net asset value, end of
         period................   $ 10.92          $ 10.50       $  9.08         $ 10.23   $ 10.89   $ 12.15   $ 11.91
                                  =======          =======       =======         =======   =======   =======   =======
TOTAL RETURN(3)................      4.42%(4)        16.47%       (10.65)%(4)      (4.93)%   (3.32)%    6.09%    12.15%
SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period
         (000s)................   $41,239          $30,262       $19,924         $24,398   $27,051   $36,544   $35,734
    Ratios to average daily net
         assets:
         Net investment
              income...........      0.63%(5)         0.77%         1.18%(5)        1.14%     2.09%     2.10%     1.81%
         Expenses after waivers
              and/or
              reimbursements...      1.30%(5)         1.30%         1.30%(5)        1.19%     1.00%     1.00%     1.00%
         Expenses before
              waivers and/or
              reimbursements...      1.34%(5)         1.79%         1.99%(5)        1.42%     1.38%     1.31%     1.68%
    Portfolio turnover rate....        39%(4)           60%           12%(4)          72%       57%       59%       32%

--------------------------------------------------------------------------------
(1) Unaudited.
(2) The Fund changed its fiscal year end from May 31 to October 31.
(3) Total return excludes the effect of sales charges.
(4) Not Annualized.
(5) Annualized.

     32                See Notes to Financial Statements.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

     Total Return US Treasury Fund, Inc. ('Total Return'), Managed Municipal Fund, Inc. ('Managed Municipal'), North American Government Bond Fund, Inc. ('North American') and ISI Strategy Fund, Inc. ('Strategy'), (each a 'Fund' and collectively, the 'Funds') are registered under the Investment Company Act of 1940, as amended, as open-end management investment companies. The Funds are organized as corporations under the laws of the State of Maryland.

     Total Return's investment objective is to achieve a high level of total return with relative stability of principal, and secondarily, high current income consistent with an investment in securities issued by the United States Treasury. Managed Municipal's investment objective is to provide a high level of total return with relative stability of principal and, secondarily, high current income exempt from federal income tax through investment in a portfolio consisting primarily of tax-free municipal obligations. North American's investment objective is designed to provide a high level of current income, consistent with prudent investment risk. Strategy's investment objective is to maximize total return through a combination of long-term growth of capital and current income.

     Total Return, Managed Municipal and Strategy currently offer ISI Shares to investors. North American offers ISI North American Government Bond Fund Class A Shares ('ISI Class A Shares'), formerly ISI Shares and effective May 16, 2003, ISI North American Government Bond Fund Class C Shares ('ISI Class C Shares'). ISI Shares and North American ISI Class A Shares are subject to a maximum front-end sales charge of 3.00%. A sales charge of 1.00% is imposed on the sale of shares of North American's ISI Class C Shares if redeemed within the first year of purchase.

     Total Return, Managed Municipal and Strategy are authorized to issue 115,000,000, 55,000,000 and 25,000,000 shares, respectively, of ISI Shares at $0.001 par value. North American is authorized to issue 50,000,000 ISI Class A Shares and 5,000,000 ISI Class C Shares at $0.001 par value.

B. VALUATION OF SECURITIES

     Exchange  traded   securities  for  which  market  quotations  are  readily
available are valued using the last reported sales price or official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which over-the-counter quotations are available are generally valued at the mean between the last bid and last asked prices. Money Market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

     When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Funds determine a fair value in good faith under procedures established by and under the general supervision of the Funds' Boards of Directors. The Funds may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Funds value their investments. After consideration of various factors, the Funds may value the securities at their last reported price or at fair value. On April 30, 2004, Strategy had fair valued securities, which are footnoted accordingly in the Fund's schedule of investments.

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

offsetting transaction. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily. Income, gains (losses) and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS

     Total Return declares a dividend daily, and Managed Municipal and North American declare monthly dividends at rates approved by the Funds' Board of Directors. To the extent that their net investment income and short-term capital gains are less than the approved rate, the Funds may pay some of their dividends from long-term capital gains or as a return of shareholder capital. Strategy declares dividends quarterly from its net investment income. An additional distribution of net realized short-term and long-term capital gains earned by the Funds, if any, may be made annually to the extent they exceed capital loss carryforwards. The Funds record dividends and distributions on the ex-dividend date.

E. FEDERAL INCOME TAXES

     Each Fund has a policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Accordingly, no federal income taxes have been accrued.

     The Funds may periodically make reclassifications among certain capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States. These book/tax differences may be either temporary or permanent. To the extent they are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain as appropriate, in the period that the differences arose.

F. FOREIGN CURRENCY TRANSLATION

     The Funds maintain their accounting records in US dollars. North American determines the US dollar value of foreign currency-denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, North American uses the prevailing exchange rate on valuation date. In valuing security transactions, the receipt of income and the payment of expenses, North American uses the prevailing exchange rate on the transaction date.

     Net realized gains and losses on foreign currency transactions shown on North American's financial statements result from the sale of foreign bonds, foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest recorded on its books and the US dollar equivalent of the amounts actually received or paid.

G. FORWARD FOREIGN CURRENCY CONTRACTS

     North American may use forward foreign currency contracts to manage foreign exchange rate risk. The Fund may use these contracts to fix the US dollar value of securities transactions for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities that it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future.

     The Fund determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates. On April 30, 2004, there were no open forward currency contracts.

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

H. REPURCHASE AGREEMENTS

     The Funds may make short-term investments in repurchase agreements that are fully collateralized by US government securities. Under the terms of a repurchase agreement, a financial institution sells fixed-income securities to the Funds and agrees to buy them back on a specified day in return for the principal amount of the original sale plus accrued interest. The custodial bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Funds have the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Funds' claims on the collateral may be subject to legal proceedings.

I. ESTIMATES

     In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

     International Strategy & Investment, Inc. ('ISI') is the Funds' Advisor. As compensation for its advisory services, Total Return pays ISI an annual fee based on the Fund's average daily net assets, which is calculated daily and paid monthly at the following annual rates: 0.20% of the first $100 million, 0.18% of the next $100 million, 0.16% of the next $100 million, 0.14% of the next $200 million and 0.12% of the amount over $500 million. In addition, Total Return pays ISI 1.50% of the Fund's gross interest income. Managed Municipal, North American and Strategy each pay ISI an annual fee based on their average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.40%.

     ISI has contractually agreed to waive its fees and/or reimburse expenses of North American through February 28, 2005, to the extent necessary, to limit all expenses to 1.85% of the average daily net assets of ISI Class C Shares. ISI has contractually agreed to waive its fees and/or reimburse expenses of Strategy through February 28, 2005, to the extent necessary, to limit all expenses to 1.30% of its average daily net assets. For the six-months ended April 30, 2004, ISI waived Strategy fees of $7,763.

     Los Angeles Capital Management and Equity Research, Inc. is Strategy's Sub-Advisor and is responsible for managing the common stocks in the Fund's portfolio. The Sub-Advisor is paid by ISI.

     Forum Administrative Services, LLC ('FAdS') is the Funds' Administrator. FAdS receives, for its services, a minimum monthly fee or an annual fee based on each Fund's average daily net assets which is calculated daily and paid monthly.

     Forum Shareholder Services, LLC ('FSS') is the Funds' Transfer Agent. FSS receives for its services a monthly fee and a monthly per account fee, all of which are calculated daily and paid monthly.

     Forum Accounting Services, LLC ('FAcS') is the Funds' Accountant. FAcS receives for its services a monthly fee plus an annual fee based on each Fund's average daily net assets, all of which are calculated daily and paid monthly.

     Certain officers and directors of the Funds are also officers or directors of ISI or FAcS. These persons are not paid by the Funds for serving in these capacities.

     The Northern Trust Company is the Funds' Custodian.

     ISI Group, Inc. ('ISI Group'), an affiliate of ISI, is the Distributor for the Funds. Total Return, Managed Municipal and Strategy each pay ISI Group an annual fee,

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.25% of their average daily net assets. North American ISI Class A Shares and ISI Class C Shares pay ISI Group an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly at the annual rate of 0.40% and 0.75% of their average daily net assets, respectively.

     ISI Group also acts as the Shareholder Servicing Agent for the North American Class C Shares. North American Class C Shares pays ISI Group an annual fee, pursuant to an agreement, that is calculated daily and paid monthly at the annual rate of 0.25% of its average daily net assets.

     For the six months ended April 30, 2004, ISI Group earned commissions on sales of ISI Shares of Total Return, Managed Municipal, and Strategy of $5,244, $11,062 and $12,411, respectively and $26,278 on sales of ISI Class A Shares of North American.

NOTE 3 - INVESTMENT TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2004 were as follows:

--------------------------------------------------------------------------------------------------------------
                                Non-US Government Obligations                 US Government Obligations
--------------------------------------------------------------------------------------------------------------
                               Purchases              Sales              Purchases                 Sales
Total Return                  $          -          $        -          $ 29,896,442           $ 25,417,463
Managed Municipal               18,368,979           1,530,000                     -                      -
North American                  11,768,617           9,807,994            38,888,707             31,699,181
Strategy                        15,115,758           9,905,686             2,725,945              2,032,180
--------------------------------------------------------------------------------------------------------------

     The cost basis of investments, aggregate gross unrealized appreciation and depreciation for all investments held at April 30, 2004 were as follows:

--------------------------------------------------------------------------------------------------------------
                                                                                             Net Appreciation/
                                  Cost             Appreciation         Depreciation          (Depreciation)
--------------------------------------------------------------------------------------------------------------
Total Return                  $209,630,492          $1,091,839          $ (8,643,753)          $ (7,551,914)
Managed Municipal              115,571,096           4,720,738            (1,494,150)             3,226,588
North American                 259,938,371           2,259,417           (13,574,532)           (11,315,115)
Strategy                        37,533,338           4,295,910              (723,077)             3,572,833
--------------------------------------------------------------------------------------------------------------

ISI FUNDS NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 4 - MARKET AND CREDIT RISK

     North American invests in Canadian and Mexican government securities. Investing in Canadian and Mexican government securities may have different risks than investing in US government securities. An investment in Canada or Mexico may be affected by developments unique to those countries. These developments may not affect the US economy or the prices of US government securities in the same manner. In addition, the value of bonds issued by non-US governments may be affected by adverse international political and economic developments that may not impact the value of US government securities.

NOTE 5 - PROXY VOTING GUIDELINES

     A description of the policies and procedures that Strategy uses to determine how to vote proxies relating to securities held in Strategy's portfolio is available, without charge and upon request, by calling (800) 955-7175. This information is also available from the EDGAR database on the SEC's Web site at http://www.sec.gov.

     Total Return, Managed Municipal and North American are not required to adopt proxy voting policies and procedures under the applicable rule.

ISI
   INTERNATIONAL STRATEGY & INVESTMENT

       DIRECTORS AND OFFICERS

           EDWARD S. HYMAN                    THOMAS D. STEVENS*
           Chairman                           Vice President
           R. ALAN MEDAUGH                    STEPHEN V. KILLORIN
           President                          Vice President
           JOSEPH R. HARDIMAN                 MARGARET M. BEELER
           Director                           Assistant Vice President
           W. MURRAY JACQUES                  KEITH C. REILLY
           Director                           Assistant Vice President
           LOUIS E. LEVY                      STACEY E. HONG
           Director                           Treasurer
           NANCY R. LAZAR                     THOMAS G. SHEEHAN
           Vice President                     Secretary
           CARRIE L. BUTLER                   *Thomas D. Stevens is an
           Vice President                      officer for only the ISI Strategy Fund.
           EDWARD J. VEILLEUX
           Vice President

                                         INVESTMENT ADVISOR

                                                 ISI, INC.
                                                 535 MADISON AVENUE, 30TH FLOOR
                                                 NEW YORK, NY 10022
                                                 (800) 955-7175

                                         SHAREHOLDER SERVICING AGENT

                                                 FORUM SHAREHOLDER SERVICES, LLC
                                                 TWO PORTLAND SQUARE
                                                 PORTLAND, ME 04101
                                                 (800) 882-8585

                                         DISTRIBUTOR

                                                 ISI GROUP, INC.
                                                 535 MADISON AVENUE, 30TH FLOOR
                                                 NEW YORK, NY 10022
                                                 (800) 955-7175

ITEM 2. CODE OF ETHICS.
Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.
(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act), or the internal control over financial reporting of its service providers during the last fiscal half year (the registrant's second half year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.
(a)(1) Not applicable.

(a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(b) Certification pursuant to section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit furnished herewith).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       ISI STRATEGY FUND, INC.


By:      /S/ Stacey E. Hong
         ------------------
         Stacey E. Hong, Treasurer

Date:    June 23, 2004
         -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /S/ R. Alan Medaugh
         -------------------
         R. Alan Medaugh, President

Date:    June 24, 2004
         -------------


By:      /S/ Stacey E. Hong
         ------------------
         Stacey E. Hong, Treasurer

Date:    June 23, 2004
         -------------